                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
          PERFORMANCE OF A $10,000 INVESTMENT       4
                            RETURN HIGHLIGHTS       5

                        PORTFOLIO AT A GLANCE
                               CREDIT QUALITY       7
                TWELVE-MONTH DIVIDEND HISTORY       7
                              TOP FIVE STATES       8
                             TOP FIVE SECTORS       8
             Q&A WITH YOUR PORTFOLIO MANAGERS       9
                            GLOSSARY OF TERMS      13

                               BY THE NUMBERS
                      YOUR FUND'S INVESTMENTS      14
                         FINANCIAL STATEMENTS      66
                NOTES TO FINANCIAL STATEMENTS      72
               REPORT OF INDEPENDENT AUDITORS      79
    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      80
             TRUSTEES AND OFFICER INFORMATION      81

This report must be preceded or accompanied by a prospectus for the fund being offered.

Regardless of the market environment, your investment goals don't go away.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
December 20, 2002

Dear Shareholder,

During the bull market of the 1990s, many investors ignored what investment risk really means: the possibility of losing money. Instead, investors came to define risk as "more reward."

Today, it's clear that for many people, the pendulum has swung to the opposite extreme. Many are reluctant to enter the market, stick with their long-term plans, or assume prudent levels of risk. Not knowing what action to take, many investors are taking none.

Regardless of how you define risk and regardless of the market environment, your investment goals don't go away. Parents will want to send children to college, retirees will want to enjoy their golden years, and families will want to purchase homes. And history bears out that a prudent investment may be one of the best ways to get there.

How can you reconcile the reality of market risk with the
                  pursuit of your long-term investment goals? At Van Kampen, we believe that diversification and asset allocation are the best strategies for managing the market's ups and downs. That's why
Van Kampen offers a full range of fund choices. We encourage you to work with your advisor to make sure that you have an asset allocation that's suitable for you.

As we enter a new year, all of us at Van Kampen remain grateful for the trust you have placed in us and for the opportunity to help you enjoy life's true wealth.

Sincerely,

[SIG]
David M. Swanson
Chief Operating Officer
Van Kampen Asset Management Inc.

ECONOMIC SNAPSHOT

THE ECONOMY
NOVEMBER 2002, LIKE MOST OF THE REPORTING PERIOD, SEEMED RIFE WITH CONTRADICTIONS. ON NOVEMBER 6, THE FEDERAL RESERVE BOARD (THE FED) CUT THE FEDERAL FUNDS RATE BY 50 BASIS POINTS TO 1.25 PERCENT. USUALLY INTENDED TO STIR UP A STAGNATING ECONOMY, SUCH BOLD ACTIONS SEEMED IN SHARP CONTRAST TO THE COMMERCE DEPARTMENT'S ANNOUNCEMENT ON NOVEMBER 26 THAT THIRD QUARTER GROSS DOMESTIC PRODUCT (GDP) WAS 4 PERCENT--MUCH STRONGER THAN THE ORIGINAL 3.1 PERCENT ESTIMATES. BUT OTHER ECONOMIC EVIDENCE AVAILABLE AT THE END OF THE MONTH CLARIFIED THE FED'S DECISION; THE ECONOMY HAD, INDEED, HIT A SOFT SPOT.

CONSUMER SPENDING, WHICH ACCOUNTS FOR APPROXIMATELY TWO-THIRDS OF U.S. ECONOMIC ACTIVITY, BEGAN THE FOURTH QUARTER AT LEVELS MARKEDLY LOWER THAN AT THE END OF THE THIRD QUARTER. ADDITIONALLY, THERE WAS LITTLE OR NO EVIDENCE THAT CORPORATE SPENDING ON INVENTORY RESTOCKING HAD MOVED TOWARD HIGHER LEVELS. IN FACT, THE WIDELY FOLLOWED INSTITUTE OF SUPPLY MANAGEMENT SURVEY, WHICH TRIES TO GAUGE OVERALL ECONOMIC ACTIVITY BY TRACKING THE SPENDING PLANS OF 300 PURCHASING MANAGERS NATIONWIDE, RECORDED LEVELS CONSISTENT WITH A STILL SLUGGISH ECONOMY--ONE THAT IS EXPERIENCING LESS-THAN-TREND GROWTH.

EMPLOYMENT DATA ALSO DID LITTLE TO CLARIFY THE ECONOMIC OUTLOOK. TOTAL EMPLOYMENT DECLINED SLIGHTLY IN NOVEMBER BUT, ON THE OTHER HAND, THOSE WHO WERE EMPLOYED PRODUCED GOODS AND SERVICES AT THE FASTEST RATE IN THE LAST 30 YEARS. THIS INCREASING PRODUCTIVITY LEVEL KEPT INFLATIONARY PRESSURES UNDER CONTROL.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(September 30, 2000--September 30, 2002)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Sep 00                                                                            0.6%
Dec 00                                                                            1.1%
Mar 01                                                                           -0.6%
Jun 01                                                                           -1.6%
Sep 01                                                                           -0.3%
Dec 01                                                                            2.7%
Mar 02                                                                            5.0%
Jun 02                                                                            1.3%
Sep 02                                                                            4.0%

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(November 30, 2000--November 30, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Nov 00                                                                      6.50                               3.40
                                                                            6.50                               3.40
                                                                            5.50                               3.70
Feb 01                                                                      5.50                               3.50
                                                                            5.00                               2.90
                                                                            4.50                               3.30
May 01                                                                      4.00                               3.60
                                                                            3.75                               3.20
                                                                            3.75                               2.70
Aug 01                                                                      3.50                               2.70
                                                                            3.00                               2.60
                                                                            2.50                               2.10
Nov 01                                                                      2.00                               1.90
                                                                            1.75                               1.60
                                                                            1.75                               1.10
Feb 02                                                                      1.75                               1.10
                                                                            1.75                               1.50
                                                                            1.75                               1.60
May 02                                                                      1.75                               1.20
                                                                            1.75                               1.10
                                                                            1.75                               1.50
Aug 02                                                                      1.75                               1.80
                                                                            1.75                               1.50
                                                                            1.75                               2.00
Nov 02                                                                      1.25                               2.20

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

PERFORMANCE OF A $10,000 INVESTMENT

(November 30, 1992--November 30, 2002)

 [LINE GRAPH]

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                                                  INDEX IS AN UNMANAGED, BROAD-
                                                                                                  BASED STATISTICAL COMPOSITE OF
                                                                 HIGH YIELD MUNICIPAL FUND               MUNICIPAL BONDS.
                                                                 -------------------------        ------------------------------
11/92                                                                      9522.00                           10000.00
                                                                           9635.00                           10102.00
                                                                           9962.00                           10477.00
                                                                          10206.00                           10820.00
                                                                          10471.00                           11186.00
12/93                                                                     10614.00                           11343.00
                                                                          10304.00                           10720.00
                                                                          10460.00                           10841.00
                                                                          10625.00                           10913.00
12/94                                                                     10634.00                           10761.00
                                                                          11178.00                           11517.00
                                                                          11381.00                           11795.00
                                                                          11640.00                           12133.00
12/95                                                                     12113.00                           12634.00
                                                                          12095.00                           12482.00
                                                                          12210.00                           12578.00
                                                                          12483.00                           12866.00
12/96                                                                     12817.00                           13194.00
                                                                          12960.00                           13162.00
                                                                          13326.00                           13616.00
                                                                          13768.00                           14026.00
12/97                                                                     14231.00                           14407.00
                                                                          14490.00                           14572.00
                                                                          14748.00                           14794.00
                                                                          15085.00                           15249.00
12/98                                                                     15180.00                           15340.00
                                                                          15348.00                           15476.00
                                                                          15318.00                           15210.00
                                                                          15207.00                           15143.00
12/99                                                                     14930.00                           15024.00
                                                                          15096.00                           15464.00
                                                                          15151.00                           15698.00
                                                                          15463.00                           16078.00
12/00                                                                     15665.00                           16781.00
                                                                          15944.00                           17154.00
                                                                          16167.00                           17267.00
                                                                          16479.00                           17751.00
12/01                                                                     16447.00                           17634.00
                                                                          16619.00                           17800.00
                                                                          17034.00                           18451.00
                                                                          17309.00                           19328.00
11/02                                                                     17156.00                           18927.00

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index over time.

This index is an unmanaged broad-based, statistical composite and its performance does not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. The historical performance of the index is shown for illustrative purposes only; it is not meant to forecast, imply, or guarantee the future performance of any investment vehicle. It is not possible to invest directly in an index.

The above chart reflects the performance of Class A shares of the fund. The performance of Class A shares will differ from that of other share classes of the fund because of the difference in sales charges and/or expenses paid by shareholders investing in the different share classes. The fund's performance assumes reinvestment of all distributions, and includes payment of the maximum sales charge (4.75% for Class A shares) and combined Rule 12b-1 fees and service fees of up to 0.25 percent. The performance above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Results are hypothetical.

While past performance is no guarantee of future results, the above information provides a broader vantage point from which to evaluate the discussion of the fund's performance found in the following pages.

RETURN HIGHLIGHTS

(as of November 30, 2002)

                                       A SHARES        B SHARES   C SHARES
------------------------------------------------------------------------------
One-year total return based on
NAV(1)                                    3.95%           3.16%      3.26%
------------------------------------------------------------------------------
One-year total return(2)                 -1.01%          -0.75%      2.28%
------------------------------------------------------------------------------
Five-year average annual total
return(2)                                 3.16%           3.15%      3.39%
------------------------------------------------------------------------------
Ten-year average annual total
return(2)                                 5.55%           5.58%(3)      N/A
------------------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                                 6.24%           5.56%(3)    4.77%
------------------------------------------------------------------------------
Commencement date                      01/02/86        07/20/92   12/10/93
------------------------------------------------------------------------------

Distribution rate(4)                      5.87%           5.39%      5.40%
------------------------------------------------------------------------------
Taxable-equivalent distribution
rate(5)                                   9.56%           8.78%      8.79%
------------------------------------------------------------------------------
SEC Yield(6)                              5.96%           5.50%      5.51%
------------------------------------------------------------------------------

    N/A = Not Applicable

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (4.75% for Class A Shares) or contingent deferred sales charge (CDSC) for Class B and Class C Shares. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated without the effect of the maximum 4% CDSC, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. Returns for Class C Shares are calculated without the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% for Class A Shares and 1% for Class B and Class C Shares and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (4.75% for Class A Shares) or CDSC for Class B and Class C Shares and combined Rule 12b-1 fees and service fees. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated with the effect of the maximum 4% CDSC, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. Returns for Class C Shares are calculated with the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. The combined Rule 12b-1 fees and service fees for Class A Shares is up to .25% and for Class B and Class C Shares is 1%. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3) Reflects the conversion of Class B Shares into Class A Shares six years after the end of the calendar month in which the shares were purchased. See Footnote 3 in the Notes to Financial Statements for additional information.

(4) Distribution rate represents the monthly annualized distributions of the Fund at the end of the period and not the earnings of the Fund.

(5) Taxable-equivalent calculations reflect a federal income tax rate of 38.6%.

(6) SEC Yield is a standardized calculation prescribed by the Securities and Exchange Commission for determining the amount of net income a portfolio should theoretically generate for the 30-day period ended November 30, 2002.

    A portion of the interest income may be subject to the federal alternative minimum tax (AMT).

    See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    Market forecasts provided in this report may not necessarily come to pass.

                                                 PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of November 30, 2002
- AAA/Aaa............   2.7%   [PIE CHART]
- AA/Aa..............   3.1%
- A/A................   3.5%
- BBB/Baa............  10.7%
- BB/Ba..............   5.8%
- B/B................   2.2%
- CCC/Caa............   0.6%
- Non-Rated..........  71.4%
As of November 30, 2001
- AAA/Aaa............   5.5%   [PIE CHART]
- AA/Aa..............   3.1%
- A/A................   3.6%
- BBB/Baa............   7.5%
- BB/Ba..............   6.1%
- B/B................   1.4%
- CCC/Caa............   0.2%
- Non-Rated..........  72.6%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

TWELVE-MONTH DIVIDEND HISTORY

(for the year ended November 30, 2002)

[BAR GRAPH]

                                                                           NOVEMBER 30, 2002
                                                                           -----------------
12/01                                                                           0.0532
1/02                                                                            0.0532
2/02                                                                            0.0532
3/02                                                                            0.0532
4/02                                                                            0.0532
5/02                                                                            0.0532
6/02                                                                            0.0532
7/02                                                                            0.0532
8/02                                                                            0.0532
9/02                                                                            0.0532
10/02                                                                           0.0532
11/02                                                                           0.0532

The dividend history represents dividends that were paid on the fund's Class A shares and is no guarantee of the fund's future dividends.

TOP FIVE STATES

(as a percentage of long-term investments--November 30, 2002)

Florida                                                      9.9%
---------------------------------------------------------------------
Pennsylvania                                                 8.8%
---------------------------------------------------------------------
Illinois                                                     7.6%
---------------------------------------------------------------------
Massachusetts                                                7.0%
---------------------------------------------------------------------
New York                                                     5.8%
---------------------------------------------------------------------

Subject to change daily.

TOP FIVE SECTORS

(as a percentage of long-term investments)
[BAR GRAPH]

                                                                     NOVEMBER 30, 2002                  NOVEMBER 30, 2001
                                                                     -----------------                  -----------------
Continuing Care                                                             19.9%                               0.0%
Health Care                                                                 15.8%                              12.2%
Industrial Revenue                                                          12.6%                              11.4%
Tax District                                                                11.0%                               7.6%
Multi-Family Housing                                                         8.7%                               9.2%

Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries.

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGEMENT TEAM FOR THE VAN KAMPEN HIGH YIELD MUNICIPAL FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S RETURN DURING THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2002. THE FUND IS MANAGED BY THE ADVISER'S MUNICIPAL TEAM. CURRENT MEMBERS(1) OF THE TEAM INCLUDE WAYNE GODLIN, EXECUTIVE DIRECTOR, AND JAMES D. PHILLIPS, VICE PRESIDENT. THE FOLLOWING DISCUSSION REFLECTS THEIR VIEWS ON THE FUND'S PERFORMANCE.

(1) Team members may change without notice at any time.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST 12 MONTHS?

A   The economic backdrop of the
past 12 months set the tone for historic levels of activity in the municipal bond market. The first six months of the fiscal year saw investors wavering between expectations of economic recovery on the one hand and continued economic malaise on the other. The Federal Reserve Bank continued to stimulate the flagging economy by lowering the federal funds target interest rate three times over the first three months of the period. With that rate at historic lows, the economy appeared to be moving gradually toward recovery.

    Market sentiment turned decidedly negative in the second half of the period. The economic indicators that had been giving mixed to positive signals moved into negative territory in April, and from then to the end of the period the bulk of the economic news came in weaker than expected. This, in combination with corporate mismanagement and geopolitical concerns, led to a marked deterioration in investor sentiment and helped push municipal bond yields to levels not seen since the mid 1960s.

    One of the most significant effects of the drop in yields has been a surge in issuance. Municipalities moved aggressively to lock in lower financing rates by issuing new debt as well as refinancing existing obligations that had been originated during periods of higher interest rates. This wave of new issuance is on track to lift calendar year 2002 above the record of $292 billion in new issuance set in 1993.

    Faltering investor sentiment also prolonged the bear market in equities. While this has been a painful time for equity investors, it appears to have been a boon for municipal bond mutual funds. Investors seeking to put their cash to work have been drawn by the relatively strong performance of municipal bonds and have poured near-record amounts of money into municipal bond funds.

    This is not to say that the bond market was entirely immune to the bad news that drove the stock markets down. Much of that news centered on corporate-governance scandals and the faltering economy. These factors served to undermine the corporate-backed segments of the municipal market and led to general underperformance by lower-rated bonds relative to AAA-rated paper.

    Looking out along the yield curve, the past 12 months also saw two divergent periods of performance for intermediate and long-dated municipal bonds. During the first six months of the period, expectations of an economic recovery brought the inevitable fears of rising interest rates. As a result, the short to intermediate portion of the curve turned in the best performance for that period. The long end of the curve rallied sharply in the second half, however, when hopes for a quick recovery proved futile. Even with this rally, however, intermediate bonds still outperformed longer-term issues for the 12-month period.

Q   HOW DID THE FUND PERFORM IN
    THIS ENVIRONMENT?

A   The fund continued to provide
shareholders with what we believe to be an attractive level of income, as its monthly dividend of $0.0532 per Class A share translates to a distribution rate of 5.87 percent based on the fund's maximum offering price as of November 30, 2002. For the 12-month period ended November 30, 2002, the fund generated a total return of 3.95 percent.

    Performance information for the fund reflects Class A shares at net asset value including combined Rule 12b-1 fees and service fees of up to 0.25 percent and excluding a maximum sales charge of 4.75 percent; if the maximum sales charge were included, the return would be lower. The return above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Of course, past performance is no guarantee of future results. Performance of other share classes will vary. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more-up-to-date information, please visit vankampen.com or speak with your financial advisor.

    By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 6.32 percent. This index is a broad-based, unmanaged statistical composite of municipal bonds. The index return does not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional performance results, please refer to the chart and footnotes on page 5.

Q   WHAT WERE THE KEY DRIVERS OF
    THE FUND'S PERFORMANCE?

A   During the generally declining
interest-rate environment of the last 12 months, the fund lagged its benchmark index primarily because of its higher percentage of assets of nonrated bonds relative to the index. These issues tend to be far less interest-rate-sensitive than the bonds comprising the majority of the index's assets. Even though default rates in high-yield municipals have remained at very low levels relative to high-yield corporates, credit spread widening in high-yield municipals also contributed to the fund's relative underperformance for the period. Historically, the default rate in high-yield municipals has been close to one percent. The default rate for high-yield corporates is roughly 12 percent. However, with the continued economic weakness over the year, spreads widened, which hampered credit spreads in the lower-rated part of the municipal marketplace.

    Our strategy of investing in a large number of high-coupon paying municipal bonds has proved to shorten the portfolio's duration. At the end of the period, the fund held 997 bonds with an average duration of 8.35 years. This lower level of interest-rate sensitivity limits the fund's upside potential when interest rates are falling. This strategy of high diversification and relatively low duration may help the fund in times of higher volatility.

    This fund is an income-driven total return vehicle. We do tend to lag in bull markets, and we recently had a strong bull market in the long end of the yield curve. Given our low duration and low volatility, we underperformed. The low duration is a benefit in a bear market when interest rates rise.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE FUND?

A   In broad portfolio terms, our key
strategy was to attempt to limit the fund's risk from concentrated exposures. Although the fund entered the period diversified, we took advantage of favorable trading opportunities to selectively reduce some overweighted positions in order to reduce the possibility of excessive losses from any one position.

    While we held the fund's allocations to high-yield and investment-grade bonds fairly steady, we did make some adjustments to the portfolio in each category. Within the high-yield segment, our analysis showed that health-care bonds offered great value relative to their fundamentals. At the same time, we were able to realize solid gains in long-term care and housing issues.

    Our strategy within the high-grade segment of the portfolio remained consistent with our long-term approach. We continued to trade actively between highly liquid bonds of various sectors and states as they offered more or less attractive values. Our quantitative analysis of the yield curve indicated that the most attractive place to invest was the intermediate portion of the curve. As a result, we bought several bonds with relatively high yields that offered the moderate interest-rate sensitivity of intermediate-term bonds.

Q   WHAT IS YOUR OUTLOOK FOR THE
    MUNICIPAL MARKET?

A   Our outlook remains what it has
been for most of the past year. Economic activity is likely to pick up at some point, though it is difficult to say when. That said, with long-bond yields at 30-year lows, the likelihood of an impending turn in the cycle may be higher than previously thought. As a result, we will continue to watch the economy closely for any signs of recovery that might induce the Fed to raise interest rates. We also expect equity market sentiment to continue to be a key driver of cash flows into our market. Municipal bond funds are likely to continue to enjoy strong inflows as long as stocks remain weak.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

BOND: A debt security issued by a government or corporation that pays the bondholder a stated rate of interest and repays the principal at the maturity date.

CREDIT RATING: An evaluation of a bond issuer's credit history and capability of repaying debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

DURATION: A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-rate environments, while funds with longer durations perform better when rates decline.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, the central bank of the United States. Its policy-making unit, the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

GENERAL OBLIGATION BONDS: Bonds backed by the full faith and credit (taxing authority) of the issuer for timely payment of interest and principal. Such bonds are issued to finance essential government projects, such as highways and schools.

YIELD CURVE: The pattern that results from viewing the yields of U.S. Treasury securities maturing in 1, 5, 10 and 30 years. When grouped together and graphed, a pattern of increasing yield is often reflected as the time to maturity extends. This pattern creates an upward sloping curve. A "flat" yield curve represents little difference between short- and long-term interest rates, while a "negative" yield curve represents decreasing yields as the time to maturity extends.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

November 30, 2002
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MUNICIPAL BONDS  99.7%
           ALABAMA  1.2%
$ 1,000    Alabama Spl Care Fac Fin Auth Methodist
           Home for the Aging........................  6.300%   06/01/24   $      882,500
  4,500    Alabama St Indl Dev Auth Solid Waste Disp
           Rev Pine City Fiber Co....................  6.450    12/01/23        4,308,750
  1,235    Courtland, AL Indl Dev Brd Solid Waste
           Disp Champion Intl Corp Proj Rfdg.........  6.000    08/01/29        1,220,303
  2,460    Huntsville Carlton Cove, AL Carlton Cove
           Inc Proj Ser A............................  8.000    11/15/19        2,435,154
  5,000    Huntsville Carlton Cove, AL Carlton Cove
           Inc Proj Ser A............................  8.125    11/15/31        4,953,000
  4,000    Huntsville Redstone Vlg, AL Spl Care Fac
           Fin Auth Ser A (a)........................  8.125    12/01/26        3,883,160
  7,500    Huntsville Redstone Vlg, AL Spl Care Fac
           Fin Auth Ser A (a)........................  8.250    12/01/32        7,289,550
  3,000    Jefferson Cnty, AL Swr Rev Cap Impt Ser
           B.........................................  4.750    02/01/38        2,794,260
  1,250    Phenix Cnty, AL Envirmntl Impt Rev Rfdg...  6.350    05/15/35        1,209,975
                                                                           --------------
                                                                               28,976,652
                                                                           --------------
           ALASKA  0.5%
  2,000    Alaska Indl Dev & Expt Auth Williams Lynks
           AK Cargoport (b)..........................  8.125    05/01/31        2,073,460
  1,805    Alaska St Hsg Fin Corp Hsg Dev Ser C......  5.250    06/01/32        1,800,957
  7,900    Juneau, AK City & Boro Nonrecourse Saint
           Anns Care Ctr Proj........................  6.875    12/01/25        7,928,835
                                                                           --------------
                                                                               11,803,252
                                                                           --------------
           ARIZONA  2.5%
  1,415    Arizona Hlth Fac Auth Hosp Sys Rev John C
           Lincoln Hlth Network......................  6.375    12/01/37        1,430,593
  6,000    Casa Grande, AZ Indl Dev Auth Casa Grande
           Regl Med Ctr Ser A Rfdg...................  7.250    12/01/19        6,165,480
  3,000    Casa Grande, AZ Indl Dev Auth Casa Grande
           Regl Med Ctr Ser A Rfdg...................  7.625    12/01/29        3,107,700
  1,120    Casa Grande, AZ Indl Dev Auth Rfdg........  8.250    12/01/15        1,022,896
  2,920    Flagstaff, AZ Indl Dev Auth Rev Sr Living
           Cmnty Northern AZ Ser A...................  6.200    09/01/28        2,460,450

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           ARIZONA (CONTINUED)
$ 1,465    Maricopa Cnty, AZ Indl Dev Auth Horizon
           Cmnty Learning Ctr Proj...................  7.125%   06/01/10   $    1,520,904
  1,250    Maricopa Cnty, AZ Indl Dev Auth Horizon
           Cmnty Learning Ctr Proj...................  7.950    06/01/23        1,315,925
  5,500    Maricopa Cnty, AZ Indl Dev Auth Multi-
           Family Hsg Rev Natl Hlth Fac II Proj B
           (c).......................................  6.625    07/01/33        5,016,660
  3,000    Maricopa Cnty, AZ Indl Dev Auth Sr Living
           Fac Rev Christian Care Mesa Inc Proj Ser
           A.........................................  7.750    04/01/15        3,177,870
  1,745    Maricopa Cnty, AZ Indl Dev Christian Care
           Mesa Inc Proj A...........................  7.875    04/01/27        1,815,515
  4,000    Maricopa Cnty, AZ Pollutn Ctl El Paso Elec
           Ser A Rfdg................................  6.375    08/01/15        4,033,720
  1,000    Peoria, AZ Indl Dev Auth Rev Sierra Winds
           Life Ser A Rfdg...........................  6.375    08/15/29          942,000
  3,500    Peoria, AZ Indl Dev Auth Rev Sierra Winds
           Life Ser A Rfdg...........................  6.500    08/15/31        3,346,560
    800    Phoenix, AZ Indl Dev Auth Arpt Fac Rev
           America West Airl Inc Proj................  6.250    06/01/19          289,056
  4,000    Pima Cnty, AZ Indl Dev Auth Dev Radisson
           City Ctr Proj Rfdg (b)....................  7.000    12/02/12        4,002,800
  3,000    Pima Cnty, AZ Indl Dev Auth Multi-Family
           Rev Hsg Wilmot Vista Apts Proj Ser A
           (b).......................................  6.625    10/01/28        2,815,200
  2,000    Pima Cnty, AZ Indl Dev Auth Rev La Posada
           at Park Ctr Ser A.........................  7.000    05/15/27        2,003,000
  1,000    Pima Cnty, AZ Indl Dev Auth Ser A.........  7.250    11/15/18          976,000
  1,500    Pima Cnty, AZ Indl Dev Auth Ser A.........  8.250    11/15/22        1,538,775
  1,690    Red Hawk Canyon Cmnty Fac Dist No 2 AZ
           Dist Assmt Rev............................  6.500    12/01/12        1,771,661
  1,035    Scottsdale, AZ Indl Dev Auth Rev First Mtg
           Westminster Vlg Rfdg......................  8.000    06/01/11        1,085,549
  2,000    Scottsdale, AZ Indl Dev Auth Rev First Mtg
           Westminster Vlg Ser A Rfdg................  8.250    06/01/15        2,104,320
  2,845    Tucson, AZ Indl Dev Auth Rev Clarion Santa
           Rita Hotel Ser A Rfdg (b).................  6.375    12/01/16        2,552,705
  3,235    Tucson, AZ Multi-Family Rev Hsg Catalina
           Asstd Living Ser A........................  6.500    07/01/31        2,862,813
                                                                           --------------
                                                                               57,358,152
                                                                           --------------
           ARKANSAS  0.1%
  3,385    Jackson Cnty, AR Hlthcare Fac Brd First
           Mtg Hosp Rev Newport Hosp & Clinic Inc....  7.375    11/01/11        3,408,898
                                                                           --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           CALIFORNIA  4.5%
$ 1,175    Abag Fin Auth For Nonprofit Corps CA Ctf
           Part......................................  6.375%   11/15/15   $    1,170,864
  3,455    Abag Fin Auth For Nonprofit Corps CA Ctf
           Part......................................  6.375    11/15/28        3,252,986
  1,210    California Ed Fac Auth Rev Pacific
           Graduate Sch of Psych.....................  7.600    11/01/21        1,275,933
  2,185    California Ed Fac Auth Rev Pacific
           Graduate Sch of Psych (b).................  8.000    11/01/21        2,327,178
  3,275    California Statewide Cmnty Dev Auth Lease
           Rev Spl Fac Utd Airl Ser A................  5.700    10/01/33          753,250
  3,000    California Statewide Cmnty Dev Auth Multi-
           Family Rev Hsg Heritage Pointe Sr Apt Ser
           QQ (b)....................................  7.500    10/01/26        2,979,810
  4,000    California Statewide Cmnty Dev Auth Rev
           Elder Care Alliance Ser A.................  8.000    11/15/22        4,018,080
  5,000    California Statewide Cmnty Dev Auth Rev
           San Francisco Art Institute (b)...........  7.375    04/01/32        5,045,100
  2,000    California Statewide Cmnty Dev Auth Rev
           Thomas Jefferson Sch of Law...............  7.750    10/01/31        2,041,540
  2,850    Contra Costa Cnty, CA Multi-Family Hsg Rev
           (b).......................................  6.750    12/01/30        2,821,699
  2,000    Corona, CA Ctf Part Vista Hosp Sys Inc Ser
           B (d).....................................  9.500    07/01/20          740,000
  2,500    Corona, CA Ctf Part Vista Hosp Sys Inc Ser
           C (d).....................................  8.375    07/01/11          925,000
  1,500    Folsom, CA Spl Tax Cmnty Fac Dist No 7
           Rfdg......................................  7.250    09/01/21        1,574,190
    150    Fontana, CA Spl Tax Cmnty Fac Dist 11 Ser
           A Rfdg....................................  6.500    09/01/28          155,649
  1,990    Fontana, CA Spl Tax Cmnty Fac Dist 11 Ser
           B.........................................  6.500    09/01/28        2,064,943
  2,414    Fresno, CA Ctf Part.......................  8.500    05/01/16        2,437,899
    840    Healdsburg, CA Ctf Part Nuestro Hosp Inc
           (b) (d)...................................  6.250    11/01/08          441,395
  2,500    Healdsburg, CA Ctf Part Nuestro Hosp Inc
           (b) (d)...................................  6.375    11/01/28        1,261,200
    935    Indio, CA Pub Fin Auth Rev Tax
           Increment.................................  6.500    08/15/27          975,317
  2,425    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev
           Ser F.....................................  7.100    09/01/20        2,589,900
  1,000    Los Angeles, CA Cmnty Fac Dist Spl Tax No
           3 Cascades Business Pk....................  6.400    09/01/22        1,047,750

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           CALIFORNIA (CONTINUED)
$ 2,060    Los Angeles, CA Regl Arpt Fac Sub Term 6
           Fac Rfdg..................................  5.650%   08/01/17   $    1,441,650
 11,685    Los Angeles, CA Regl Arpt Fac Sublease
           Intl Arpt Rfdg............................  6.350    11/01/25        8,423,366
  2,500    Los Angeles, CA Regl Arpt Impt Corp Lease
           Rev Ser C.................................  6.125    12/01/07        2,169,950
  3,000    Los Angeles, CA Regl Arpt Impt Corp Lease
           Rev Ser C.................................  7.000    12/01/12        2,460,810
  4,500    Los Angeles, CA Regl Arpt Impt Corp Lease
           Rev Ser C.................................  7.500    12/01/24        3,465,405
  5,620    Los Angeles, CA Regl Arpt Lease Fac
           Sublease Continental Airl.................  9.250    08/01/24        5,590,045
  7,000    Millbrae, CA Residential Fac Rev Magnolia
           of Millbrae Proj Ser A....................  7.375    09/01/27        7,201,950
  1,000    Moreno Vly, CA Spl Tax Towngate Cmnty Fac
           Dist 87-1.................................  7.125    10/01/23        1,006,260
  3,645    Norco, CA Spl Tax Cmnty Facs Dist No
           01-1......................................  6.750    09/01/22        3,605,342
  4,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2
           Ser A.....................................  6.375    09/01/32        4,010,320
  2,000    Perris, CA Pub Fin Auth Loc Agy Rev Ser
           D.........................................  7.875    09/01/25        2,126,860
  2,850    Reedley, CA Ctf Part......................  7.500    10/01/26        2,893,833
  3,010    Richmond, CA Redev Agy Multi-Family Rev
           Ser A.....................................  7.500    09/01/23        3,085,340
  1,760    Sacramento, CA Spl Tax Cmnty Fac Dist No
           97-1 Ser A................................  6.700    09/01/17        1,842,562
  2,000    Sacramento, CA Spl Tax Cmnty Fac Dist No
           97-1 Ser A................................  6.750    09/01/27        2,068,520
  2,500    San Bernardino, CA Assoc Cmnty Fin Auth
           Hlthcare Ctf Part (f).....................  6.900    05/01/27          375,000
  5,120    San Jose, CA Multi-Family Hsg Rev Helzer
           Courts Apt Ser A..........................  6.400    12/01/41        5,000,243
  1,900    San Luis Obispo, CA Ctf Part Vista Hosp
           Sys Inc (d)...............................  8.375    07/01/29          703,000
  4,000    San Marcos, CA Pub Fac Auth Spl Tax Rev
           Ser A.....................................  6.450    09/01/34        4,021,640

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           CALIFORNIA (CONTINUED)
$ 1,775    Simi Valley, CA Cmnty Dev Agy Coml
           Sycamore Plaza II Rfdg (b)................  6.000%   09/01/12   $    1,896,232
  2,000    Vallejo, CA Ctf Part Touro Univ...........  7.250    06/01/16        2,025,880
                                                                           --------------
                                                                              105,313,891
                                                                           --------------
           COLORADO  4.2%
  1,850    Arvada, CO Multi-Family Rev Hsg Arvada
           Nightingale Proj Rfdg (b).................  6.250    12/01/18        1,744,790
  1,895    Briargate Ctr Business Impt Dist CO Ser
           A.........................................  7.450    12/01/32        1,900,931
  2,410    Briargate Ctr Business Impt Dist CO Spl
           Assmt Rev Impt Dist No 02-1 Ser B.........  7.400    12/01/27        2,417,567
  2,000    Bromley Pk Met Dist CO No 2 Ser B.........  8.050    12/01/32        2,023,280
  3,060    Colorado Ed & Cultural Fac Auth Rev
           Charter Sch Frontier Academy..............  7.375    06/01/31        3,041,946
  1,000    Colorado Ed & Cultural Fac Auth Rev
           Charter Sch Peak to Peak Proj.............  7.500    08/15/21        1,004,580
  3,000    Colorado Ed & Cultural Fac Auth Rev
           Charter Sch Peak to Peak Proj.............  7.625    08/15/31        3,018,390
  2,500    Colorado Ed & Cultural Fac Auth Rev
           Charter Sch Platte Academy Ser A..........  7.250    03/01/32        2,447,650
  2,295    Colorado Ed & Cultural Fac Montessori Sch
           of Denver Proj............................  7.500    06/01/22        2,253,323
  1,100    Colorado Hlth Fac Auth Hlth & Residential
           Care Fac Volunteers of Amer Ser A.........  6.000    07/01/29          927,520
  1,000    Colorado Hlth Fac Auth Rev Baptist Home
           Assn Ser A................................  6.250    08/15/13          871,610
  4,250    Colorado Hlth Fac Auth Rev Baptist Home
           Assn Ser A................................  6.375    08/15/24        3,348,277
  1,590    Colorado Hlth Fac Auth Rev Christian
           Living Campus Ser A.......................  6.850    01/01/15        1,583,417
  3,000    Colorado Hlth Fac Auth Rev Christian
           Living Campus Ser A Rfdg..................  6.750    01/01/30        3,005,040
  2,500    Colorado Hlth Fac Auth Rev Hlth Fac Natl
           Benevolent Assn Ser B Rfdg................  5.250    02/01/28        1,843,375
  1,185    Colorado Hlth Fac Auth Rev Hlth Fac Natl
           Benevolent Assn Ser C.....................  7.000    03/01/24        1,106,055
  1,295    Colorado Hlth Fac Auth Rev Hlth Fac Natl
           Benevolent Assn Ser C.....................  7.125    03/01/30        1,216,549
  3,250    Colorado Hlth Fac Auth Rev Impt Volunteers
           Ser A Rfdg................................  5.875    07/01/28        2,668,380
    935    Colorado Hlth Fac Auth Rev Sr Living Fac
           Eaton Terrace Ser A.......................  6.800    07/01/09          958,814

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           COLORADO (CONTINUED)
$ 3,250    Colorado Hlth Fac Auth Rev Sr Living Fac
           Eaton Terrace Ser A.......................  7.250%   07/01/22   $    3,254,745
  1,455    Colorado Hsg Fin Auth Single Family Pgm Sr
           B2........................................  6.800    04/01/30        1,552,252
  3,000    Cottonwood Wtr & Santn Dist CO Ser A
           Rfdg......................................  7.750    12/01/20        3,220,170
  1,055    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj............................  7.375    03/01/09        1,081,913
  1,130    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj............................  7.500    03/01/14        1,154,295
    815    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj............................  7.875    03/01/19          837,730
  1,665    Denver, CO Urban Renewal Auth Tax
           Increment Rev South Bdwy/Montgomery Ward
           (Prerefunded @ 05/01/03) (b)..............  8.500    05/01/16        1,745,370
  1,800    Eagle Cnty, CO Air Term Corp Rev Arpt Term
           Proj......................................  7.500    05/01/21        1,744,092
  1,650    Eagle Cnty, CO Air Term Corp Ser A........  7.000    05/01/21        1,527,256
  1,455    Eagle Cnty, CO Air Term Corp Ser A........  7.125    05/01/31        1,351,826
  2,930    Eagle Riverview Affordable Hsg Corp CO
           Multi-Family Rev Ser A....................  6.300    07/01/29        2,716,960
  1,735    Eaglebend, CO Affordable Hsg Corp Multi-
           Family Rev Hsg Proj Ser A.................  6.400    07/01/17        1,726,741
  1,500    Eaglebend, CO Affordable Hsg Corp Multi-
           Family Rev Hsg Proj Ser A.................  6.450    07/01/21        1,466,580
  3,000    Elk Vly, CO Pub Impt Pub Impt Fee Ser A...  7.350    09/01/31        3,038,400
  5,305    Fronterra Vlg Met Dist CO.................  8.050    12/01/31        5,272,533
  4,500    La Plata Cnty, CO Rec Fac Rev Durango Mtn
           Resort Proj Ser A Rfdg....................  6.875    02/01/12        4,537,845
  3,975    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
           Proj Ser A................................  7.000    10/01/18        3,343,253
    500    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
           Proj Ser B................................  6.125    10/01/08          458,180
  3,000    Lincoln Pk, CO Met Dist...................  7.750    12/01/26        3,088,320
  2,750    North Range Met Dist No 1 CO (b)..........  7.250    12/15/31        2,748,212
  6,950    Rampart Range Met Dist No 1 CO Rev Rampart
           Range Met Dist No 2 Proj..................  7.750    12/01/26        7,019,639
  2,000    Rendezvous Residential Met Dist Co........  8.000    12/01/21        2,028,440
    129    Skyland Met Dist CO Gunnison Cnty Adj Rfdg
           (g).......................................  8.250    12/01/08           59,340

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           COLORADO (CONTINUED)
$   750    Snowmass Vlg, CO Multi-Family Hsg Rev Ser
           A Rfdg....................................  8.000%   09/01/14   $      757,980
  5,000    Vista Ridge Met Dist CO...................  7.500    12/01/31        5,068,350
                                                                           --------------
                                                                               98,181,916
                                                                           --------------
           CONNECTICUT  0.4%
  1,500    Connecticut St Dev Auth Indl Afco Cargo
           Bdl LLC Proj..............................  8.000    04/01/30        1,526,775
    500    Connecticut St Dev Auth Mystic Marinelife
           Aquar Proj Ser A..........................  7.000    12/01/27          504,585
  1,635    Greenwich, CT Hsg Auth Multi-Family Rev
           Hsg Greenwich Close Ser B.................  7.500    09/01/27        1,609,429
  1,285    Manchester, CT Redev Agy Multi-Family Mtg
           Rev Bennet Hsg Dev Rfdg (b)...............  7.200    12/01/18        1,313,116
  2,684    New Britain, CT Hsg Auth Multi-Family Rev
           Hsg Franklin Square Manor Proj............  7.000    07/01/21        2,683,758
  1,595    New Haven, CT Indl Fac Rev Adj Govt Ctr
           Thermal Energies..........................  7.250    07/01/09        1,528,760
                                                                           --------------
                                                                                9,166,423
                                                                           --------------
           DELAWARE  0.3%
  1,635    Delaware St Econ Dev Auth Indl Dev Rev
           First Mtg Dover Hlthcare Rfdg.............  7.875    04/01/08        1,638,613
  2,055    Sussex Cnty, DE Assisted Living Fac Rev
           Heritage At Milford Proj..................  7.250    07/01/29        1,950,811
  4,360    Wilmington, DE Multi-Family Rent Rev Hsg
           Electra Arms Sr Assoc Proj................  6.250    06/01/28        3,949,724
                                                                           --------------
                                                                                7,539,148
                                                                           --------------
           DISTRICT OF COLUMBIA  0.1%
  1,545    District of Columbia Rev Methodist Home
           Issue.....................................  6.000    01/01/29        1,316,865
                                                                           --------------

           FLORIDA  9.9%
  1,197    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
           Rev Ser A.................................  7.500    05/01/19        1,240,810
    625    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
           Rev Ser B.................................  6.750    05/01/04          628,350
  3,000    Boca Raton, FL Hsg Auth Mtg Hsg Rev First
           Lien Banyan Place Sr Living Ser A.........  7.150    04/01/31        2,921,550
    910    Boca Raton, FL Hsg Auth Mtg Hsg Rev Second
           Lien Banyan Place Sr Living Ser B.........  8.700    10/01/32          925,224
  3,000    Bonnet Creek Resort Cmnty Dev.............  7.375    05/01/34        3,018,150

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           FLORIDA (CONTINUED)
$   710    Collier Cnty, FL Indl Dev Auth Retirement
           Rental Hsg Rev Rfdg....................... 10.750%   03/01/03   $      716,937
  3,000    Double Branch Cmnty Dev Dist FL Spl Assmt
           Ser A.....................................  6.700    05/01/34        2,997,840
  3,960    Fishhawk Cmnty Dev Dist of FL Spl Assmt
           Rev.......................................  7.625    05/01/18        4,225,280
  2,000    Fleming Is Plantation Cmnty Ser B.........  7.375    05/01/31        2,115,300
  4,500    Florida Hsg Fin Corp Multi-Family Hsg
           Whistlers Cove Apt Proj...................  6.500    01/01/39        4,266,450
  4,900    Florida Hsg Fin Corp Rev Hsg Beacon Hill
           Apt Ser C.................................  6.610    07/01/38        4,589,634
  5,435    Florida Hsg Fin Corp Rev Hsg Cypress Trace
           Apt Ser G.................................  6.600    07/01/38        5,146,565
  6,000    Florida Hsg Fin Corp Rev Hsg Westbrook Apt
           Ser U-1...................................  6.450    01/01/39        5,654,220
  5,915    Florida Hsg Fin Corp Rev Hsg Westchase Apt
           Ser B.....................................  6.610    07/01/38        5,641,609
    740    Fort Walton Beach, FL Indl Dev Rev First
           Mtg Ft Walton Beach Venture Proj.......... 10.500    12/01/16          743,522
  2,000    Greyhawk Landing Cmnty Dev Dist FL Spl
           Assmt Rev Ser A...........................  7.000    05/01/33        2,025,640
    930    Heritage Harbor Cmnty Dev Dist FL Rev
           Rec.......................................  7.750    05/01/19          934,185
    900    Heritage Harbor Cmnty Dev Dist FL Rev Spl
           Assmt Ser A...............................  6.700    05/01/19          916,875
  3,000    Hialeah Gardens, FL Indl Dev Rev Waterford
           Convales Ctr Ser A Rfdg...................  8.250    12/01/14        3,092,310
    900    Hillsborough Cnty, FL Aviation Auth Rev
           Spl Purp Delta Airl Rfdg..................  6.800    01/01/24          591,642
  1,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper
           Cove Apt Proj Ser A.......................  7.375    07/01/40        1,509,060
  2,000    Hillsborough Cnty, FL Indl Dev Auth
           Pollutn Ctl Rev Tampa Electric Co Proj....  5.500    10/01/23        1,992,220
  1,500    Homestead, FL Indl Dev Rev Brookwood
           Gardens Ctr Proj Ser A Rfdg...............  8.250    12/01/14        1,546,395
  1,825    Jacksonville, FL Hlth Fac Auth Indl Dev
           Rev Cypress Vlg FL Proj...................  7.000    12/01/22        1,718,110
  2,000    Jea, FL Elec Sys Rev Ser 3 Ser A..........  5.375    10/01/32        2,030,460
  8,585    Jea, FL Elec Sys Rev Sub Ser D............  4.875    10/01/37        8,148,109
  2,560    Kendall Breeze Cmnty Dev Dist (a).........  6.700    11/01/23        2,558,387
  3,190    Kendall Breeze Cmnty Dev Dist (a).........  6.625    11/01/33        3,146,425

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 1,130    Lake Bernadette, FL Cmnty Dev Dist Spl
           Assmt Rev Ser A...........................  8.000%   05/01/17   $    1,181,302
  2,185    Lake Saint Charles, FL Cmnty Dev Dist Spl
           Assmt Rev.................................  7.875    05/01/17        2,304,432
  4,850    Largo, FL Sun Coast Hlth Sys Rev Hosp
           Rfdg......................................  6.300    03/01/20        4,343,660
    480    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
           Nursing Ctr Part Rfdg.....................  8.125    12/01/07          494,712
  2,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac
           Rev Cypress Cove Healthpk Ser A...........  6.375    10/01/25        1,874,480
  6,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac
           Rev Cypress Cove Healthpk Ser A...........  6.750    10/01/32        5,795,760
  6,080    Leon Cnty, FL Ed Fac Auth Rev Southgate
           Residence Hall Ser A Rfdg.................  6.750    09/01/28        5,610,867
  3,000    Marshall Creek Cmnty Dev Dist FL Spl Assmt
           Ser A (b).................................  7.650    05/01/32        3,176,010
    415    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
           Sinai Med Ctr FL Proj.....................  5.375    11/15/28          290,097
  3,570    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
           Sinai Med Ctr Ser A.......................  6.125    11/15/11        3,251,520
  1,000    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
           Sinai Med Ctr Ser A.......................  6.700    11/15/19          888,020
  3,750    Miami-Dade Cnty, FL Indl Dev Spl Fac
           United Airl Inc Proj......................  6.050    03/01/35          712,500
  2,385    Miromar Lakes Cmnty Dev Dist Ser B........  7.250    05/01/12        2,414,789
  3,000    Mount Dora, FL Hlth Fac Auth Rev Waterman
           Vlg Proj Ser A............................  6.750    08/15/25        2,972,100
  4,055    Mount Dora, FL Hlth Fac Auth Rev Waterman
           Vlg Proj Ser B............................  7.125    08/15/21        4,054,513
  3,000    North Broward, FL Hosp Dist Rev Impt......  6.000    01/15/31        3,072,780
    926    North Springs, FL Impt Dist Spl Assmt
           Rev.......................................  7.000    05/01/19          969,355
  2,500    Northern Palm Beach Cnty Impt Dist FL Impt
           Wtr Ctl & Impt Unit Dev No 16 Rfdg........  7.500    08/01/24        2,625,400
  4,525    Northern Palm Beach Cnty Impt Dist FL Impt
           Wtr Ctl & Impt Unit Dev No 2A.............  6.400    08/01/33        4,571,562
  1,500    Northern Palm Beach Cnty Impt Dist FL Impt
           Wtr Ctl & Impt Unit Dev No 43.............  6.125    08/01/31        1,495,620
    255    Orange Cnty, FL Hlth Fac Auth Rev First
           Mtg Orlando Lutheran Twr Rfdg.............  8.125    07/01/06          266,564
  2,035    Orange Cnty, FL Hlth Fac Auth Rev First
           Mtg Orlando Lutheran Twr Rfdg.............  8.400    07/01/14        2,179,587

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 3,325    Orange Cnty, FL Hlth Fac Auth Rev First
           Mtg Orlando Lutheran Twr Rfdg.............  8.625%   07/01/20   $    3,554,791
  2,000    Orange Cnty, FL Hlth Fac Auth Rev First
           Mtg Orlando Lutheran Twr Rfdg.............  8.750    07/01/26        2,137,460
  1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys........................  6.375    11/15/20        1,064,130
  2,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys........................  6.500    11/15/30        2,123,860
  4,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Regl Hlthcare Sys Ser E...................  6.000    10/01/26        4,086,240
  1,000    Orange Cnty, FL Hlth Fac Auth Rev
           Westminster Cmnty Care....................  6.500    04/01/12          750,200
  2,000    Orange Cnty, FL Hlth Fac Auth Rev
           Westminster Cmnty Care....................  6.600    04/01/24        1,500,000
  2,270    Orange Cnty, FL Hsg Fin Auth Hsg Alhambra
           Trace Apt Proj Ser C......................  7.375    04/01/28        2,497,000
  4,345    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Governors Manor Apt F-4...........  7.250    10/01/31        4,257,014
    885    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Lake Davis Apt Proj F-1...........  7.250    10/01/31          867,079
    220    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Lake Jennie Phase I Proj F-2......  7.250    10/01/31          215,545
    895    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Lake Jennie Phase II F-3..........  7.250    10/01/31          876,876
    350    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Mellonville Trace Apt F-5.........  7.250    10/01/31          342,912
  2,180    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Mtg Hands Inc Proj Ser A (b)..........  7.875    10/01/15        2,436,477
  2,535    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Mtg Hands Inc Proj Ser A (b)..........  8.000    10/01/25        2,791,567
  2,775    Overoaks, FL Cmnty Dev Dist Cap Impt Rev..  8.250    05/01/17        3,021,059
  2,000    Parklands West Cmnty Dev Dist Spl Assmt
           Ser A.....................................  6.900    05/01/32        2,012,900
    760    Parklands West Cmnty Dev Dist Spl Assmt
           Ser B.....................................  6.000    05/01/06          758,450
  5,635    Pier Park, FL Cmnty Dev Dist Ser 1........  7.150    05/01/34        5,644,805
  2,875    Pine Air Lakes Cmnty Dev Dist FL Spl Assmt
           Rev.......................................  7.250    05/01/33        2,911,426
  8,000    Pinellas Cnty, FL Ed Fac Auth Clearwater
           Christian College Ser A Rfdg (b)..........  7.250    09/01/31        7,677,840

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 3,000    Pinellas Cnty, FL Ed Fac Auth Rev College
           Harbor Proj Ser A.........................  8.250%   12/01/21   $    3,075,600
  3,500    Pinellas Cnty, FL Ed Fac Auth Rev College
           Harbor Proj Ser A.........................  8.500    12/01/28        3,615,990
    840    Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser
           A.........................................  7.250    05/01/19          887,225
  1,985    Poinciana Cmnty Dev Dist FL Ser A.........  7.125    05/01/31        2,065,869
  4,000    Saddlebrook, FL Cmnty Ser A...............  6.900    05/01/33        4,020,280
    965    Saddlebrook, FL Cmnty Ser B...............  6.250    05/01/09          965,695
  1,000    Saint John's Cnty, FL Indl Dev Auth
           Hlthcare Rev Bayview Proj Ser A...........  7.100    10/01/16          966,610
  2,000    Saint John's Cnty, FL Indl Dev Auth
           Hlthcare Rev Bayview Proj Ser A...........  7.100    10/01/26        1,811,340
    235    Santa Rosa Cnty, FL Indl Dev First Mtg
           Sandy Ridge Care Ctr...................... 10.500    04/01/16          237,655
  1,500    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac
           Sunnyside Pptys...........................  6.700    07/01/25        1,135,185
  1,000    Sarasota Cnty, FL Hlth Fac Auth Rev
           Hlthcare Jewish Hsg Council...............  7.375    07/01/16          757,860
  1,500    Sarasota Cnty, FL Hlth Fac Auth Rev
           Hlthcare Manatee Jewish Rfdg..............  7.000    07/01/16        1,137,150
  4,850    South Dade Venture Cmnty Dev..............  6.900    05/01/33        4,882,010
  1,000    Stoneybrook West Cmnty Dev Ser A..........  7.000    05/01/32        1,038,200
    680    Stoneybrook West Cmnty Dev Ser B..........  6.450    05/01/10          688,541
  2,010    Tamarac, FL Indl Dev Rev Sun Belt
           Precision Prods Inc.......................  6.500    08/01/17        1,885,963
  1,395    Tampa Palms, FL Open Space & Trans Cmnty
           Dev Dist Rev Cap Impt Area 7 Proj.........  8.500    05/01/17        1,461,067
  1,882    Tampa Palms, FL Open Space & Trans Cmnty
           Dev Dist Rev Cap Impt Area 7 Proj.........  7.500    05/01/18        1,971,828
  3,000    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
           Ser A.....................................  5.750    07/01/29        3,021,030
    628    Tara Cmnty Dev Dist No 1 FL Cap Impt Rev
           Ser B.....................................  6.750    05/01/10          638,375
  2,848    University Square Cmnty Dev Dist FL Cap
           Impt Rev (b)..............................  6.750    05/01/20        2,978,809
    940    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
           Ser A.....................................  7.200    05/01/32          980,937
  2,000    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
           Ser A.....................................  6.750    05/01/34        2,018,460
  1,000    Waterchase Cmnty Dev Dist FL Ser A........  6.700    05/01/32        1,008,610

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 3,000    Waterlefe Cmnty Dev Dist FL...............  8.125%   10/01/25   $    2,990,220
  1,525    Westchase East Cmnty, FL Dev Dist Cap Impt
           Rev.......................................  7.500    05/01/17        1,567,746
  1,955    Westchase East Cmnty, FL Dev Dist Cap Impt
           Rev.......................................  7.300    05/01/18        2,067,276
                                                                           --------------
                                                                              230,990,051
                                                                           --------------
           GEORGIA  2.2%
  5,250    Americus Sumter Cnty, GA Hosp Auth Rev
           South GA Methodist Ser A Rfdg.............  6.375    05/15/29        4,740,802
  1,580    Athens Clarke Cnty, GA Residential Care
           Fac for the Elderly Auth Rev..............  6.350    10/01/17        1,445,147
  1,720    Athens Clarke Cnty, GA Residential Care
           Fac for the Elderly Auth Rev..............  6.375    10/01/27        1,513,686
  2,000    Atlanta, GA Tax Alloc Atlantic Sta Proj...  7.750    12/01/14        2,041,080
  3,000    Atlanta, GA Tax Alloc Atlantic Sta Proj...  7.900    12/01/24        3,071,730
  3,720    Atlanta, GA Urban Residential Fin Auth
           Multi-Family Rev John Eagan Proj Ser A....  6.750    07/01/30        3,726,250
    310    Coweta Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lien Wesley
           Woods Ser A...............................  7.625    10/01/06          319,312
  1,500    Coweta Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lien Wesley
           Woods Ser A...............................  8.200    10/01/16        1,586,385
  1,500    Coweta Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lien Wesley
           Woods Ser A...............................  8.250    10/01/26        1,588,875
  5,250    Crisp Cnty, GA Dev Auth Intl Paper Co Proj
           Ser A Rfdg................................  6.200    02/01/20        5,388,862
  2,380    De Kalb Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lein Kings Brdg
           Ser A.....................................  8.150    07/01/16        2,524,276
  2,500    De Kalb Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lein Kings Brdg
           Ser A.....................................  8.250    07/01/26        2,656,100
  1,500    Forsyth Cnty, GA Hosp Auth Rev GA Baptist
           Hlthcare Sys Proj.........................  6.250    10/01/18        1,735,155
  2,780    Forsyth Cnty, GA Hosp Auth Rev GA Baptist
           Hlthcare Sys Proj.........................  6.375    10/01/28        3,204,673
  1,125    Fulton Cnty, GA Hsg Auth Multi-Family Hsg
           Rev Azalea Manor Proj (b).................  6.375    02/01/08        1,060,852

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           GEORGIA (CONTINUED)
$ 4,000    Fulton Cnty, GA Hsg Auth Multi-Family Hsg
           Rev Azalea Manor Proj Ser A (b)...........  6.500%   02/01/28   $    3,361,040
  1,150    Fulton Cnty, GA Residential Care Fac
           Elderly Auth Rev..........................  6.900    07/01/19        1,130,979
  2,810    Fulton Cnty, GA Residential Care Sr Lien
           RHA Asstd Living Ser A....................  7.000    07/01/29        2,673,603
  2,930    Renaissance on Peachtree Unit Invt Tr Ctf
           GA Custody Ctf (Variable Rate Coupon)..... 12.610    10/01/25        3,645,652
  1,000    Richmond Cnty, GA Dev Auth Intl Paper Co
           Proj Ser A Rfdg...........................  6.000    02/01/25        1,003,300
    300    Richmond Cnty, GA Dev Auth Nursing Home
           Rev Beverly Enterprises GA Proj Rfdg......  8.750    06/01/11          309,327
  2,500    Rockdale Cnty, GA Dev Auth Solid Waste
           Disp Visy Paper Inc Proj..................  7.500    01/01/26        2,517,800
                                                                           --------------
                                                                               51,244,886
                                                                           --------------
           HAWAII  0.5%
  3,205    Hawaii St Dept Trans Spl Fac Continental
           Airl Inc..................................  5.625    11/15/27        1,666,440
  5,000    Kuakini, HI Hlth Sys Spl Purp Rev Ser A...  6.300    07/01/22        4,916,350
  5,000    Kuakini, HI Hlth Sys Spl Purp Ser A.......  6.375    07/01/32        4,901,900
                                                                           --------------
                                                                               11,484,690
                                                                           --------------
           IDAHO  0.2%
  4,090    Idaho Hlth Fac Auth Rev Vly Vista Care Ser
           A Rfdg (c)................................  7.875    11/15/29        3,998,261
                                                                           --------------

           ILLINOIS  7.5%
  1,475    Bedford Pk, IL Tax Increment Rev 71st &
           Cicero Proj Rfdg..........................  7.375    01/01/12        1,542,673
  4,000    Bolingbrook, IL Spl Svc Area Agusta Vlg
           Proj (a) (b)..............................  6.750    03/01/32        3,996,920
  4,510    Bolingbrook, IL Spl Svc Area No 01-1......  7.375    07/01/31        4,701,359
  4,000    Bolingbrook, IL Spl Svc Area No 3 Spl Tax
           Lakewood Ridge Proj (b)...................  7.050    03/01/31        4,070,920
  2,000    Carol Stream, IL First Mtg Rev Windsor
           Park Manor Proj Rfdg......................  7.200    12/01/14        2,017,440
    415    Cary, IL Spl Tax Svc Area No 1 Cambridge
           Ser A (c).................................  7.500    03/01/10          438,522
  1,185    Cary, IL Spl Tax Svc Area No 1 Cambridge
           Ser A (c).................................  7.625    03/01/30        1,286,282
  5,690    Chicago, IL Midway Arpt Rev Drivers Ser
           229 (FSA Insd) (b) (e)....................  9.124    01/01/18        6,282,500

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 1,150    Chicago, IL Neighborhoods Alive 21 Pgm Ser
           A (FGIC Insd).............................  6.000%   01/01/28   $    1,262,953
  4,335    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
           Amern Airl Inc Proj Ser A (a).............  8.200    12/01/24        1,820,873
    790    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
           Delta Airl Inc Rfdg.......................  6.450    05/01/18          530,106
  1,000    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
           United Airl Proj Ser B Rfdg...............  5.200    04/01/11          190,000
  1,000    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
           United Airl Proj Ser C Rfdg...............  6.300    05/01/16          190,000
  1,440    Chicago, IL Tax Increment Alloc Read
           Dunning Ser B (ACA Insd)..................  7.250    01/01/14        1,587,845
  1,925    Chicago, IL Tax Increment Alloc Sub Cent
           Loop Redev Ser A (ACA Insd)...............  6.500    12/01/08        2,192,767
  1,500    Clay Cnty, IL Hosp Rev....................  5.900    12/01/28        1,290,930
  5,000    Cortland, IL Spl Svc Area No 01 Spl Tax
           Neucort Lakes Proj........................  6.875    03/01/32        4,980,550
  3,000    Crestwood, IL Tax Increment Rev Rfdg......  7.250    12/01/08        3,192,600
  3,000    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
           Timber Proj...............................  7.750    03/01/27        3,240,570
  2,500    Godfrey, IL Rev United Methodist Vlg Ser
           A.........................................  5.875    11/15/29        1,889,550
  4,000    Hodgkins, IL Tax Increment Ser A Rfdg
           (c).......................................  7.625    12/01/13        4,276,920
  3,250    Hoopeston, IL Hosp Cap Impt Rev Hoopeston
           Cmnty Mem Hosp Rfdg.......................  6.550    11/15/29        2,996,435
  3,275    Huntley, IL Increment Alloc Rev Huntley
           Redev Proj Ser A..........................  8.500    12/01/15        3,551,475
  4,000    Huntley, IL Spl Svc Area No 10 Ser A......  6.500    03/01/29        4,010,880
  4,870    Huntley, IL Spl Svc Area No 6.............  6.750    02/01/25        4,950,842
  4,305    Huntley, IL Spl Svc Area No 7.............  6.300    03/01/28        4,221,870
    500    Illinois Dev Fin Auth Econ Dev Rev Latin
           Sch of Chicago Proj.......................  5.650    08/01/28          480,595
  2,470    Illinois Dev Fin Auth Hlth Fac Rev Cmnty
           Living Options............................  7.125    03/01/10        2,548,571
  2,000    Illinois Dev Fin Auth Hosp Rev Adventist
           Hlth Sys/Sunbelt Oblig....................  5.650    11/15/24        1,956,880
    400    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj..............................  8.000    11/15/06          330,632
  1,750    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj..............................  8.000    11/15/16        1,427,685

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 2,000    Illinois Dev Fin Auth Rev Debt
           Restructure-East Saint Louis..............  7.375%   11/15/11   $    2,210,240
  3,100    Illinois Dev Fin Auth Rev Midwestern Univ
           Ser B.....................................  6.000    05/15/31        3,132,891
  3,500    Illinois Ed Fac Auth Rev Lewis Univ.......  6.000    10/01/24        3,422,650
  4,000    Illinois Ed Fac Auth Rev Lewis Univ.......  6.125    10/01/26        3,960,040
  1,000    Illinois Ed Fac Auth Rev Lifelink Corp
           Oblig Group Rfdg..........................  5.850    02/15/20          862,570
  4,295    Illinois Ed Fac Auth Rev Lifelink Corp
           Oblig Group Rfdg..........................  5.700    02/15/24        3,475,986
  4,500    Illinois Ed Fac Auth Rev Peace Mem
           Ministries Proj...........................  7.500    08/15/26        4,569,975
  2,000    Illinois Hlth Fac Auth Rev Cent Baptist
           Home Proj.................................  7.125    11/15/29        1,942,860
  2,365    Illinois Hlth Fac Auth Rev Chestnut Square
           at Glen Proj Ser A (a)....................  6.625    08/15/24        2,290,739
  3,255    Illinois Hlth Fac Auth Rev Chestnut Square
           at Glen Proj Ser A (a)....................  7.000    08/15/29        3,200,121
  3,500    Illinois Hlth Fac Auth Rev Condell Med
           Ctr.......................................  5.500    05/15/32        3,331,160
  1,250    Illinois Hlth Fac Auth Rev Covenant
           Retirement Cmntys.........................  5.875    12/01/31        1,151,637
  5,000    Illinois Hlth Fac Auth Rev Covenant
           Retirement Cmntys Ser B...................  6.125    12/01/28        4,790,300
  3,000    Illinois Hlth Fac Auth Rev Fairview Oblig
           Group Ser A Rfdg..........................  7.400    08/15/23        3,010,560
  2,250    Illinois Hlth Fac Auth Rev Fairview
           Residence Rockford Ser A..................  6.500    08/15/29        2,022,502
  3,530    Illinois Hlth Fac Auth Rev Friendship Vlg
           Schaumburg Ser A..........................  5.250    12/01/18        3,070,888
  4,000    Illinois Hlth Fac Auth Rev Lutheran Home &
           Svc Inc Proj Ser A........................  7.500    08/15/26        4,076,920
  5,000    Illinois Hlth Fac Auth Rev Lutheran Sr
           Ministries Oblig Ser A....................  7.375    08/15/31        5,048,900
  2,000    Illinois Hlth Fac Auth Rev OSF Hlthcare
           Sys.......................................  6.250    11/15/29        2,067,080
  3,020    Illinois Hlth Fac Auth Rev Proctor Cmnty
           Hosp Proj.................................  7.500    01/01/11        3,019,698
  2,810    Illinois Hsg Dev Auth Rev Homeowner Mtg
           SubSer D-4................................  6.050    08/01/31        2,923,945
  8,303    Illinois St Real Estate Lease Ctf (ACA
           Insd) (b) (c).............................  7.117    06/15/18        9,387,920
    965    Loves Park, IL Rev Hoosier Care Proj Ser
           A.........................................  7.125    06/01/34          890,135

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 4,000    Metropolitan Pier & Exposition McCormick
           Pl Expn Proj (FGIC Insd)..................  5.250%   12/15/28   $    4,058,840
  2,000    Metropolitan Pier & Exposition McCormick
           Pl Expn Ser A.............................  5.000    12/15/28        1,975,560
  2,250    Montgomery, IL Spl Assmt Impt Lakewood
           Creek Proj................................  7.750    03/01/30        2,460,510
    765    Peoria, IL Spl Tax Weaverridge Spl Svc
           Area......................................  7.625    02/01/08          810,609
  2,050    Peoria, IL Spl Tax Weaverridge Spl Svc
           Area......................................  8.050    02/01/17        2,210,822
  1,473    Robbins, IL Res Recovery Rev Restructuring
           Proj Ser A (d)............................  8.375    10/15/16            3,389
    577    Robbins, IL Res Recovery Rev Restructuring
           Proj Ser B (d)............................  8.375    10/15/16            1,326
    540    Round Lake Beach, IL Tax Increment Rev
           Rfdg......................................  7.200    12/01/04          552,533
  2,500    Round Lake Beach, IL Tax Increment Rev
           Rfdg......................................  7.500    12/01/13        2,579,325
  2,395    Saint Charles, IL Indl Dev Rev Tri-City
           Ctr Proj (b)..............................  7.500    11/01/13        2,400,173
  3,690    Saint Charles, IL Multi-Family Hsg Rev
           Bonds Wessel Court Proj...................  7.600    04/01/24        3,704,280
  3,605    Saint Charles, IL Spl Svc Area No 21......  6.625    03/01/28        3,608,605
                                                                           --------------
                                                                              175,683,834
                                                                           --------------
           INDIANA  1.4%
  1,500    Anderson, IN Econ Dev Rev Anderson Univ
           Proj......................................  6.375    10/01/26        1,507,380
    373    Carmel, IN Retirement Rental Hsg Rev
           Beverly Enterprises Inc Proj Rfdg.........  8.750    12/01/08          384,589
  1,100    Crawfordsville, IN Redev Cmnty Dist Tax
           Increment Rev (b).........................  7.350    02/01/17        1,135,233
  1,300    Delaware Cnty, IN Redev Dist Tax Increment
           Rev.......................................  6.875    02/01/18        1,310,855
    750    Indiana Hlth Fac Fin Auth Hlth Fac Rev
           Saint Anthony Home........................  7.000    05/15/17          749,970
  1,000    Indiana Hlth Fac Fin Auth Hlth Fac Rev
           Saint Anthony Home........................  7.250    05/15/24        1,000,220
    300    Indiana Hlth Fac Fin Auth Rev Cmnty
           Hartsfield Vlg Proj Ser A.................  6.250    08/15/14          291,492
  3,750    Indiana Hlth Fac Fin Auth Rev Cmnty
           Hartsfield Vlg Proj Ser A.................  6.375    08/15/27        3,525,975

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           INDIANA (CONTINUED)
$ 2,435    Indiana Hlth Fac Fin Auth Rev Hoosier Care
           Proj Ser A................................  7.125%   06/01/34   $    2,248,479
  2,865    Indiana Hlth Fac Fin Auth Rev Metro
           Hlth/IN Inc Proj (d) (f)..................  6.300    12/01/23        1,456,767
  3,000    Indiana Hlth Fac Fin Auth Rev Metro
           Hlth/IN Inc Proj (d) (f)..................  6.400    12/01/33        1,519,080
  2,000    Indianapolis, IN Arpt Auth Rev Spl Fac Fed
           Express Proj Rfdg.........................  5.500    05/01/29        1,888,380
 17,390    Indianapolis, IN Arpt Auth Rev Spl Fac
           United Airl Proj Ser A....................  6.500    11/15/31        6,869,050
  3,000    North Manchester, IN Rev Peabody
           Retirement Cmnty Proj Ser A...............  7.250    07/01/33        2,904,300
    175    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *       12/30/10           95,865
    135    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *       12/30/11           68,506
    130    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *       12/30/12           61,109
    130    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *       12/30/13           56,607
    125    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *       12/30/14           50,421
    125    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *       12/30/15           46,706
    125    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *       12/30/16           43,266
    980    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr......................  7.500    01/01/07          993,504
  1,405    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr......................  7.750    01/01/12        1,440,280
  2,045    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr......................  8.000    01/01/17        2,110,583
    400    Wells Cnty, IN Hosp Auth Rev Caylor Nickel
           Med Ctr Inc Rfdg (Escrowed to Maturity)...  8.500    04/15/03          410,092
                                                                           --------------
                                                                               32,168,709
                                                                           --------------
           IOWA  0.5%
  1,000    Bremer Cnty, IA Hlthcare & Residential Fac
           Rev Proj Rfdg.............................  7.250    11/15/29        1,014,400
  1,500    Cedar Rapids, IA Rev First Mtg Cottage
           Grove Ser A Rfdg..........................  5.875    07/01/28        1,134,735

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           IOWA (CONTINUED)
$ 3,000    Iowa Fin Auth Cmnty Provider Rev Boys &
           Girls Home Family Proj (ACA Insd) (c).....  6.250%   12/01/28   $    3,112,980
  2,770    Iowa Fin Auth Multi-Family Rev Hsg Pk West
           Proj Rfdg.................................  8.000    10/01/23        2,791,994
  2,265    Iowa Fin Auth Retirement Fac Presbyterian
           Homes Mill Pond...........................  6.000    10/01/33        1,954,627
  1,000    Scott Cnty, IA Rev Ridgecrest Vlg Proj Ser
           A.........................................  7.250    11/15/26        1,021,050
                                                                           --------------
                                                                               11,029,786
                                                                           --------------
           KANSAS  0.6%
  1,000    Lawrence, KS Coml Dev Rev Holiday Inn Sr
           Ser A Rfdg................................  8.000    07/01/16          901,430
  4,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
           Inc Ser B.................................  6.250    05/15/26        3,744,600
  2,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
           Inc Ser C.................................  6.700    05/15/27        1,989,680
  1,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
           Inc Ser C.................................  6.875    05/15/32        1,009,080
  3,000    Manhattan, KS Coml Dev Rev Holiday Inn Sr
           Ser A Rfdg................................  8.000    07/01/16        2,704,290
  1,150    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
           Inc Ser A.................................  8.000    05/15/30        1,171,666
  3,000    Overland Pk, KS Dev Corp Rev First Tier
           Overland Park Ser A.......................  7.375    01/01/32        3,054,690
                                                                           --------------
                                                                               14,575,436
                                                                           --------------
           KENTUCKY  0.8%
  7,100    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
           Delta Airl Proj Ser A.....................  7.500    02/01/12        6,082,996
  3,325    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
           Delta Airl Proj Ser A.....................  7.500    02/01/20        2,754,164
    750    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
           Delta Airl Proj Ser A.....................  7.125    02/01/21          607,522
    580    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
           Delta Airl Proj Ser A.....................  6.125    02/01/22          408,233
  1,000    Kenton Cnty, KY Arpt Brd Spl Fac Rev
           Mesaba Aviation Inc Proj Ser A............  6.625    07/01/19          823,630
  2,000    Kenton Cnty, KY Arpt Brd Spl Fac Rev
           Mesaba Aviation Inc Proj Ser A............  6.700    07/01/29        1,580,140

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           KENTUCKY (CONTINUED)
$ 2,000    Louisville & Jefferson Cntys, KY Ser A
           (FSA Insd)................................  5.250%   07/01/31   $    2,000,640
  3,500    Newport, KY Pub Pptys Corp Rev First Mtg
           Pub Pkg & Plaza Ser A-1...................  8.500    01/01/27        3,368,890
                                                                           --------------
                                                                               17,626,215
                                                                           --------------
           LOUISIANA  1.2%
  2,175    Hodge, LA Util Rev (c)....................  9.000    03/01/10        2,218,935
  2,500    Lake Charles, LA Harbor & Terminal Dist
           Port Fac Rev Trunkline Lng Co Rfdg (c)....  7.750    08/15/22        2,603,500
    200    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
           Plantation Ser A (g)......................  7.200    01/01/06          142,184
  4,675    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
           Plantation Ser A (g)......................  7.125    01/01/28        3,079,469
  3,200    Louisiana Loc Govt Environment Fac Cmnty
           Dev Auth Rev Eunice Student Hsg Fndtn
           Proj......................................  7.375    09/01/33        3,047,008
  2,815    Louisiana Loc Govt Environment Fac
           Hlthcare Saint James Place Ser A Rfdg.....  8.000    11/01/25        2,927,347
  4,000    Louisiana Loc Govt Environment Fac
           Hlthcare Saint James Place Ser A Rfdg
           (c).......................................  8.000    11/01/29        4,159,640
  2,365    Louisiana Pub Fac Auth Hosp Rev Pendelton
           Mem Methodist Hosp........................  6.750    06/01/22        2,081,791
  2,000    Louisiana Pub Fac Auth Hosp Rev Pendelton
           Mem Methodist Hosp........................  5.250    06/01/28        1,419,740
  1,000    Louisiana Pub Fac Auth Rev Progressive
           Hlthcare..................................  6.375    10/01/20          811,180
  1,000    Louisiana Pub Fac Auth Rev Progressive
           Hlthcare..................................  6.375    10/01/28          772,180
    625    Port New Orleans, LA Indl Dev Rev Avondale
           Inds Inc Proj Rfdg (Escrowed to
           Maturity).................................  8.250    06/01/04          662,750
  2,000    Saint Tammany, LA Pub Trust Fin Auth Rev
           Christwood Proj Rfdg......................  5.700    11/15/28        1,792,520
    500    West Feliciana Parish, LA Pollutn Ctl Rev
           Gulf States Util Co Proj Ser A............  7.500    05/01/15          510,655
  1,000    West Feliciana Parish, LA Pollutn Ctl Rev
           Gulf States Util Co Proj Ser B............  9.000    05/01/15        1,021,930
                                                                           --------------
                                                                               27,250,829
                                                                           --------------
           MAINE  0.1%
  2,000    Maine Hlth & Higher Ed Fac Piper Shores
           Ser A (c).................................  7.550    01/01/29        2,046,640
                                                                           --------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MARYLAND  1.7%
$ 1,250    Anne Arundel Cnty, MD Spl Oblig Arundel
           Mills Proj (b)............................  7.100%   07/01/29   $    1,364,712
  1,989    Anne Arundel Cnty, MD Spl Tax Farmington
           Vlg Proj Ser A............................  6.250    06/01/25        2,012,112
  2,500    Baltimore Cnty, MD Mtg Rev Shelter Elder
           Care Ser A................................  7.250    11/01/29        2,353,950
  1,750    Baltimore Cnty, MD Nursing Fac Eastpoint
           Rehab & Nursing Ctr Ser A (g).............  6.750    04/01/28          846,982
  1,500    Frederick Cnty, MD Spl Oblig Urbana Cmnty
           Dev Auth..................................  6.625    07/01/25        1,541,685
  1,000    Howard Cnty, MD Retirement Cmnty Rev Ser
           A.........................................  7.250    05/15/15        1,007,230
  2,500    Howard Cnty, MD Retirement Cmnty Rev Ser
           A.........................................  7.875    05/15/21        2,618,675
  1,990    Maryland St Cmnty Dev Admin Residential
           Ser B.....................................  5.450    09/01/32        2,024,288
  6,715    Maryland St Econ Dev Corp Afco Cargo BWI
           II LLC Proj...............................  6.500    07/01/24        6,104,674
  3,000    Maryland St Econ Dev Corp MD Golf Course
           Sys.......................................  8.250    06/01/28        2,985,750
  2,000    Maryland St Hlth & Higher Collington
           Episcopal.................................  6.750    04/01/23        2,026,920
  2,000    Maryland St Hlth & Higher Ed Johns Hopkins
           Univ Ser B Rfdg...........................  5.000    07/01/41        1,958,040
    850    Montgomery Cnty, MD Econ Dev Rev Editorial
           Proj In Ed Ser A (b)......................  6.250    09/01/08          831,674
  3,730    Montgomery Cnty, MD Econ Dev Rev Editorial
           Proj In Ed Ser A (b)......................  6.400    09/01/28        3,412,055
  1,365    Montgomery Cnty, MD Spl Oblig West
           Germantown Dev Dist Jr Ser B (b)..........  6.700    07/01/27        1,391,085
  3,000    Prince Georges Cnty, MD Spl Oblig Spl
           Assmt Woodview Ser A......................  8.000    07/01/26        3,332,220
  4,000    Prince Georges Cnty, MD Spl Oblig Woodview
           Vlg Phase II Subdist......................  7.000    07/01/32        4,029,640
                                                                           --------------
                                                                               39,841,692
                                                                           --------------
           MASSACHUSETTS  7.0%
  1,620    Boston, MA Indl Dev Fin Auth First Mtg
           Springhouse Inc Rfdg......................  5.875    07/01/18        1,431,788
  4,500    Boston, MA Indl Dev Fin Auth First Mtg
           Springhouse Inc Rfdg......................  6.000    07/01/28        3,794,400

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MASSACHUSETTS (CONTINUED)
$ 1,500    Massachusetts St Dev Fin Agy Briarwood Ser
           B.........................................  8.000%   12/01/18   $    1,567,545
  2,500    Massachusetts St Dev Fin Agy Briarwood Ser
           B.........................................  8.000    12/01/22        2,603,625
  4,800    Massachusetts St Dev Fin Agy Developmental
           Disabilities Inc (b)......................  8.000    06/01/20        5,171,328
  2,000    Massachusetts St Dev Fin Agy First Mtg
           Loomis Cmntys Proj Ser A..................  6.900    03/01/32        2,014,960
  5,865    Massachusetts St Dev Fin Agy Regis
           College...................................  5.500    10/01/28        4,811,059
    985    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd)..............  6.100    09/01/18        1,035,491
  1,445    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd)..............  6.250    09/01/28        1,507,381
    945    Massachusetts St Dev Fin Agy Rev Gtr Lynn
           Mental Hlth (b)...........................  7.750    06/01/18          956,264
  1,295    Massachusetts St Dev Fin Agy Rev Gtr Lynn
           Mental Hlth Ser B (b).....................  6.375    06/01/18        1,164,956
  4,945    Massachusetts St Dev Fin Agy Rev Hillcrest
           Ed Ctr Inc................................  6.375    07/01/29        4,793,980
  5,000    Massachusetts St Dev Fin Agy Rev Hlthcare
           Fac Alliance Ser A........................  7.100    07/01/32        4,867,150
  2,350    Massachusetts St Dev Fin Agy Rev Lexington
           Montessori Sch Issue (b)..................  6.625    08/01/29        2,413,097
    715    Massachusetts St Dev Fin Agy Rev Mchsp
           Human Svc Providers Ser A.................  7.500    07/01/10          737,823
    915    Massachusetts St Dev Fin Agy Rev Mchsp
           Human Svc Providers Ser A.................  6.750    07/01/18          844,179
  1,025    Massachusetts St Dev Fin Agy Rev Mchsp
           Human Svc Providers Ser A.................  8.000    07/01/20        1,037,628
  2,470    Massachusetts St Dev Fin Agy Rev Mchsp
           Human Svc Providers Ser C.................  7.750    07/01/30        2,519,894
  5,290    Massachusetts St Dev Fin Agy Rev New
           England Ctr For Children (c)..............  6.000    11/01/19        4,681,385
  3,090    Massachusetts St Dev Fin Agy Rev Whitney
           Academy Issue.............................  7.500    09/01/30        3,090,525
    725    Massachusetts St Hlth & Ed Baystate Fac
           Auth Rev Med Ctr Ser F....................  5.500    07/01/22          715,133
  2,500    Massachusetts St Hlth & Ed Fac Auth Rev
           Boston College Issue Ser L................  4.750    06/01/31        2,360,300

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MASSACHUSETTS (CONTINUED)
$ 2,500    Massachusetts St Hlth & Ed Fac Auth Rev
           Caritas Christi Oblig Grp Ser A...........  5.750%   07/01/28   $    2,298,050
  2,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Caritas Christi Oblig Grp Ser B...........  6.250    07/01/22        1,987,580
  3,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Christopher House Ser A Rfdg..............  6.875    01/01/29        2,828,730
  6,800    Massachusetts St Hlth & Ed Fac Auth Rev
           Civic Investments Ser B...................  9.150    12/15/23        7,353,112
  1,500    Massachusetts St Hlth & Ed Fac Auth Rev
           Milford Whitinsville Hosp Ser D...........  6.350    07/15/32        1,510,575
  3,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Nichols College Issue Ser C...............  6.125    10/01/29        2,542,530
  2,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Partn Hlthcare Sys Ser C..................  5.750    07/01/32        2,047,980
  3,950    Massachusetts St Hlth & Ed Fac Auth Rev
           Saint Mem Med Ctr Ser A...................  6.000    10/01/23        3,489,943
  2,000    Massachusetts St Hlth & Ed Nichols College
           Issue Ser C...............................  6.000    10/01/17        1,817,840
  7,000    Massachusetts St Indl Fin Agy Assisted
           Living Fac Rev............................  8.000    09/01/27        7,520,730
  4,145    Massachusetts St Indl Fin Agy Assisted
           Living Fac Rev Marina Bay LLC Proj........  7.500    12/01/27        4,289,578
  4,000    Massachusetts St Indl Fin Agy Hlthcare Fac
           Rev Metro Hlth Fndtn Inc Proj Ser A.......  6.750    12/01/27        3,705,720
    910    Massachusetts St Indl Fin Agy HMEA
           Issue.....................................  7.000    09/01/12          873,254
    800    Massachusetts St Indl Fin Agy Indl Rev
           Beverly Enterprises Inc/Gloucester &
           Lexington Proj Rfdg.......................  8.375    05/01/09          824,104
    360    Massachusetts St Indl Fin Agy Rev Dimmock
           Cmnty Hlth Ctr............................  8.000    12/01/06          374,544
  1,000    Massachusetts St Indl Fin Agy Rev Dimmock
           Cmnty Hlth Ctr............................  8.375    12/01/13        1,086,540
  3,000    Massachusetts St Indl Fin Agy Rev Dimmock
           Cmnty Hlth Ctr............................  8.500    12/01/20        3,262,050
  2,555    Massachusetts St Indl Fin Agy Rev East
           Boston Neighborhood Proj..................  7.500    07/01/16        2,558,194
  2,560    Massachusetts St Indl Fin Agy Rev East
           Boston Neighborhood Proj..................  7.625    07/01/26        2,517,427
    450    Massachusetts St Indl Fin Agy Rev
           Evergreen Ctr Inc.........................  8.000    11/01/06          467,032

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MASSACHUSETTS (CONTINUED)
$ 3,300    Massachusetts St Indl Fin Agy Rev
           Evergreen Ctr Inc (b).....................  9.250%   11/01/11   $    3,338,049
  1,230    Massachusetts St Indl Fin Agy Rev
           Evergreen Ctr Inc.........................  8.375    11/01/13        1,357,871
  2,165    Massachusetts St Indl Fin Agy Rev
           Evergreen Ctr Inc.........................  8.500    11/01/20        2,408,216
  1,005    Massachusetts St Indl Fin Agy Rev First
           Mtg Evanswood Bethzatha Ser A Rfdg (d)
           (f).......................................  7.400    01/15/09                0
  2,000    Massachusetts St Indl Fin Agy Rev First
           Mtg Evanswood Bethzatha Ser A Rfdg (d)
           (f).......................................  7.625    01/15/14                0
  2,000    Massachusetts St Indl Fin Agy Rev First
           Mtg Evanswood Bethzatha Ser A Rfdg (d)
           (f).......................................  7.875    01/15/20                0
    875    Massachusetts St Indl Fin Agy Rev First
           Mtg GF/Pilgrim Inc Proj...................  6.500    10/01/15          793,852
  2,000    Massachusetts St Indl Fin Agy Rev First
           Mtg GF/Pilgrim Inc Proj...................  6.750    10/01/28        1,758,780
 11,035    Massachusetts St Indl Fin Agy Rev First
           Mtg Reeds Landing Proj (h)................  7.100    10/01/28       10,691,480
  1,700    Massachusetts St Indl Fin Agy Rev First
           Mtg Stone Institute & Newton..............  7.700    01/01/14        1,747,889
  2,045    Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth (b)...........................  6.200    06/01/08        1,966,799
  6,000    Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth (b) (c).......................  6.375    06/01/18        5,470,620
    480    Massachusetts St Indl Fin Agy Rev
           Hillcrest Ed Ctr Inc Proj (Escrowed to
           Maturity).................................  8.000    07/01/05          548,822
  3,380    Massachusetts St Indl Fin Agy Rev JRC
           Assisted Living...........................  7.500    07/01/26        3,399,503
  2,600    Massachusetts St Indl Fin Agy Rev
           Montserrat College Art Issue Ser A (b)....  7.000    12/01/27        2,640,482
  2,000    Massachusetts St Indl Fin Agy Rev Sr
           Living Fac Forge Hill Proj................  6.750    04/01/30        1,830,760
  5,500    Massachusetts St Tpk Auth Sr Ser A (MBIA
           Insd).....................................  5.000    01/01/37        5,380,815
 12,000    Massachusetts St Wtr Res Auth Gen Ser J
           (a).......................................  5.000    08/01/42       11,682,240
                                                                           --------------
                                                                              162,491,582
                                                                           --------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MICHIGAN  2.7%
$ 2,250    Chelsea, MI Econ Dev Corp Rev Utd
           Methodist Retirement......................  5.400%   11/15/27   $    1,891,440
  1,000    Chelsea, MI Econ Dev Corp Rev Utd
           Methodist Retirement Rfdg.................  5.400    11/15/18          889,520
  2,005    Concord Academy Atrm MI...................  8.000    08/01/31        1,862,264
    905    Detroit, MI Loc Dev Fin Auth Tax Increment
           Sr Ser B (b)..............................  6.700    05/01/21          918,629
  3,205    Detroit, MI Loc Dev Fin Auth Tax Increment
           Sub Ser C (b).............................  6.850    05/01/21        3,260,895
     95    George Washington Carver, MI Pub..........  8.000    09/01/17           91,607
  1,975    George Washington Carver, MI Pub..........  8.125    09/01/30        1,891,043
  1,590    Grand Blanc Academy, MI Ctf Part..........  7.750    02/01/30        1,567,581
  3,000    Kalamazoo, MI Econ Dev Corp Rev Econ Dev
           Heritage Ser A (c)........................  7.250    05/15/25        2,983,410
  2,000    Kentwood, MI Economic Dev Ltd Oblig
           Holland Home Ser A........................  6.000    11/15/32        1,931,800
  2,090    Landmark Academy MI Pub Sch...............  8.375    06/01/31        2,024,123
  2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev
           First Mtg Burcham Hills Ser A Rfdg........  7.500    07/01/13        2,466,504
  3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev
           First Mtg Burcham Hills Ser A Rfdg........  7.750    07/01/19        3,554,989
  2,580    Michigan Muni Bd Auth Rev Pub Sch Academy
           Fac Pgm...................................  8.125    10/01/31        2,549,840
  1,000    Michigan St Hosp Fin Auth Rev Ascension
           Hlth Credit Ser A.........................  6.125    11/15/26        1,050,670
  2,095    Michigan St Hosp Fin Auth Rev Hosp Central
           Mich Cmnty Hosp...........................  6.250    10/01/27        1,950,634
  5,000    Michigan St Hosp Fin Auth Rev Hosp Oakwood
           Oblig Group Ser A (a).....................  5.750    04/01/32        4,929,800
  1,530    Michigan St Hosp Fin Auth Rev Hosp Pontiac
           Osteopathic Ser A Rfdg....................  6.000    02/01/14        1,479,158
  3,000    Michigan St Hosp Fin Auth Rev Hosp Pontiac
           Osteopathic Ser A Rfdg....................  6.000    02/01/24        2,660,400
  1,000    Michigan St Hosp Fin Auth Rev Trinity Hlth
           Credit Ser C Rfdg.........................  5.375    12/01/23          997,500
  3,000    Michigan St Hosp Fin Auth Rev Trinity Hlth
           Credit Ser C Rfdg.........................  5.375    12/01/30        2,965,740
  3,000    Michigan St Strategic Fd Detroit Edison
           Pollutn Ctl Ser B Rfdg....................  5.650    09/01/29        3,025,050
  1,296    Michigan St Strategic Fd Ltd Oblig Rev
           Great Lakes Pulp & Fiber Proj (d) (i).....  8.000    12/01/27          220,272

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MICHIGAN (CONTINUED)
$ 4,000    Michigan St Strategic Fd Solid Genesee Pwr
           Sta Proj Rfdg.............................  7.500%   01/01/21   $    3,874,120
  3,500    Wayne Charter Cnty, MI Arpt Rev Detroit
           Metro Wayne Cnty Ser A (MBIA Insd)........  5.000    12/01/28        3,388,665
  3,165    Wayne Charter Cnty, MI Spl Arpt Rev.......  6.750    12/01/15        2,467,656
  5,500    Wenonah Pk Pptys Inc Bay City Hotel Rev
           Bd........................................  7.500    04/01/33        5,364,425
                                                                           --------------
                                                                               62,257,735
                                                                           --------------
           MINNESOTA  3.5%
  5,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare
           Ctr Proj..................................  7.750    02/01/31        5,013,100
  1,750    Albertville, MN Multi-Family Rev Hsg
           Cottages Albertville Proj Ser A...........  6.750    09/01/29        1,715,805
  1,020    Austin, MN Multi-Family Rev Hsg Cedars of
           Austin Proj Rfdg..........................  7.500    04/01/17        1,029,394
  2,000    Austin, MN Multi-Family Rev Hsg Cedars of
           Austin Proj Rfdg..........................  7.500    04/01/18        2,018,420
  1,955    Brooklyn Ctr, MN Multi-Family Hsg Rev Four
           Courts Apt Proj Ser A Rfdg................  7.400    12/01/15        1,942,117
  1,220    Brooklyn Ctr, MN Multi-Family Hsg Rev Four
           Courts Apt Proj Ser A Rfdg................  7.500    06/01/25        1,213,436
  2,460    Cambridge, MN Hsg & Hlthcare Fac Rev
           Grandview West Proj Ser A.................  6.000    10/01/28        2,060,570
  2,000    Cambridge, MN Hsg & Hlthcare Fac Rev
           Grandview West Proj Ser B.................  6.000    10/01/33        1,693,300
  1,375    Carlton, MN Hlth & Hsg Fac Inter-Faith
           Social Svc Inc Proj.......................  7.500    04/01/19        1,423,262
  1,250    Carlton, MN Hlth & Hsg Fac Inter-Faith
           Social Svc Inc Proj.......................  7.750    04/01/29        1,306,337
    750    Chisago City, MN Hlth Fac Rev Part
           Pleasant Heights Proj Ser A Rfdg..........  7.300    07/01/25          761,707
  4,200    Dakota Cnty, MN Hsg & Redev...............  6.250    05/01/29        3,913,182
  5,630    Duluth, MN Econ Dev Hlthcare Saint Lukes
           Hosp......................................  7.250    06/15/32        5,586,987
  2,500    Glencoe, MN Hlthcare Fac Glencoe Regl Hlth
           Svc Proj..................................  7.500    04/01/31        2,577,550
  1,200    Maplewood, MN Hlthcare Fac Rev VOA Care
           Ctr Proj..................................  7.450    10/01/16        1,217,736
 11,500    Minneapolis & Saint Paul, MN Met Northwest
           Airl Proj Ser A...........................  7.000    04/01/25        8,462,735

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MINNESOTA (CONTINUED)
$ 5,050    Minneapolis & Saint Paul, MN Met Northwest
           Airl Proj Ser B...........................  6.500%   04/01/25   $    4,628,931
  1,000    Minneapolis, MN Hlthcare Fac Rev Ebenezer
           Society Proj Ser A........................  7.200    07/01/23          982,040
  1,000    Minneapolis, MN Hlthcare Fac Rev Saint
           Olaf Residence Inc Proj...................  7.100    10/01/23          941,020
    350    Minneapolis, MN Multi-Family Rev Hsg
           Belmont Apt Proj (b)......................  7.250    11/01/16          353,818
  1,320    Minneapolis, MN Multi-Family Rev Hsg
           Belmont Apt Proj (b)......................  7.625    11/01/27        1,338,322
  2,050    Minneapolis, MN Rev Walker Methodist Sr
           Svcs Ser A................................  5.875    11/15/18        1,835,037
  3,950    Minneapolis, MN Rev Walker Methodist Sr
           Svcs Ser A................................  6.000    11/15/28        3,365,874
  2,000    Minnesota Agric & Econ Dev Brd Rev
           Evangelical Luthern Proj..................  6.625    08/01/25        2,113,800
  3,040    New Brighton, MN Rental Hsg Rev Polynesian
           Vlg Apt Proj Ser A Rfdg...................  7.500    10/01/17        3,070,795
    490    New Hope, MN Multi-Family Rev Hsg Broadway
           Lanel Proj Rfdg...........................  7.750    09/01/07          498,129
  2,320    New Hope, MN Multi-Family Rev Hsg Broadway
           Lanel Proj Rfdg...........................  8.000    09/01/18        2,357,166
  2,000    Saint Cloud, MN Hsg & Redev Auth Sterling
           Heights Apts Proj.........................  7.450    10/01/32        2,002,740
  2,825    Saint Louis Park, MN Rev Roitenberg Family
           Asstd Liv Ser A...........................  6.750    08/15/21        2,818,672
  3,500    Saint Paul, MN Hsg & Redev Auth Lease Rev
           New Spirit Schs Proj Ser A (a)............  7.500    12/01/31        3,489,710
  4,035    Saint Paul, MN Hsg & Redev Model Cities
           Hlth Ctr Ser A............................  7.250    11/01/26        3,958,375
  1,000    Saint Paul, MN Port Auth Hotel Fac Rev
           Radisson Kellogg Proj Ser 2 Rfdg..........  7.375    08/01/29        1,000,040
  2,000    Spring Lake Park, MN Multi-Family Hsg
           Cottages Spring Lake Rfdg (LOC: Zapp Natl
           Bank Saint Cloud).........................  8.375    01/01/22        2,000,680
  1,650    Victoria, MN Private Sch Fac Holy Fam
           Catholic High Sch Ser A...................  5.850    09/01/24        1,533,988
  2,500    Victoria, MN Private Sch Fac Holy Fam
           Catholic High Sch Ser A...................  5.875    09/01/29        2,301,250
                                                                           --------------
                                                                               82,526,025
                                                                           --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MISSISSIPPI  0.5%
$ 5,585    Mississippi Bus Fin Corp MS Pollutn Ctl
           Rev Sys Energy Res Inc Proj...............  5.875%   04/01/22   $    5,151,381
  4,650    Mississippi Dev Bank Spl Oblig Diamond
           Lakes Util Ser A Rfdg.....................  6.250    12/01/17        4,578,065
  2,575    Ridgeland, MS Urban Renewal Rev The
           Orchard Ltd Proj Ser A Rfdg...............  7.750    12/01/15        2,664,044
                                                                           --------------
                                                                               12,393,490
                                                                           --------------
           MISSOURI  3.5%
  1,000    370 Missouri Bottom Rd Taussig Rd Trans
           Dev Dist..................................  7.000    05/01/22        1,006,900
  4,750    370 Missouri Bottom Rd Taussig Rd Trans
           Dev Dist..................................  7.200    05/01/33        4,782,443
  3,600    Ballwin, MO Tax Increment Rev Impt Ballwin
           Town Ctr Ser A Rfdg.......................  6.500    10/01/22        3,633,660
  3,000    Bridgeton, MO Indl Dev Auth Sr Hsg Rev
           Sarah Cmnty Proj..........................  5.900    05/01/28        2,578,800
  4,000    Cape Girardeau Cnty, MO Indl Southeast MO
           Hosp Assoc................................  5.750    06/01/32        3,963,520
  3,000    Chesterfield, MO Indl Dev Auth Willows at
           Brooking Pk Proj Ser A....................  6.625    12/01/31        3,006,120
  2,755    Ellisville, MO Indl Dev Auth Rev Impt
           Gambrill Gardens Proj Rfdg................  6.200    06/01/29        2,373,322
  4,000    Fenton, MO Tax Increment Rev & Impt
           Gravois Bluffs Proj Rfdg..................  6.125    10/01/21        3,963,360
  1,000    Fenton, MO Tax Increment Rev & Impt
           Gravois Bluffs Rfdg.......................  7.000    10/01/21        1,050,260
    770    Ferguson, MO Tax Increment Rev Crossings
           at Halls Ferry Proj.......................  7.250    04/01/07          793,924
  2,000    Ferguson, MO Tax Increment Rev Crossings
           at Halls Ferry Proj.......................  7.625    04/01/17        2,143,900
    766    Ferguson, MO Tax Increment Rev Crossings
           at Halls Ferry Proj.......................  7.625    04/01/18          818,088
  3,610    Good Shepard Nursing Home Dist MO Nursing
           Home Fac Rev Rfdg.........................  5.900    08/15/23        3,218,387
  2,345    Jefferson Cnty, MO Indl Dev Auth Indl Rev
           Cedars Hlthcare Ctr Proj Ser A Rfdg.......  8.250    12/01/15        2,282,717
  2,750    Jefferson Cnty, MO Jr College Dist Student
           Hsg Sys Rev Jefferson College.............  7.250    07/01/31        2,694,258
    665    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Brentwood Manor Apt Proj Ser A....  6.950    04/15/15          668,764

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MISSOURI (CONTINUED)
$ 1,520    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Brentwood Manor Apt Proj Ser B....  7.250%   10/15/38   $    1,525,958
    475    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Walnut Grove Apt Proj Ser B.......  7.550    06/15/12          511,689
    990    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Walnut Grove Apt Proj Ser B.......  7.550    06/15/22        1,037,926
  3,430    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Walnut Grove Apt Proj Ser B.......  7.550    06/15/35        3,571,659
  2,910    Kansas City, MO Multi-Family Hsg Rev Vlg
           Green Apt Proj............................  6.250    04/01/30        2,574,914
    375    Missouri St Hlth & Ed Fac Auth Hlth Fac
           Rev Bethesda Ser A (Prerefunded @
           08/15/04).................................  7.500    08/15/12          418,410
  5,000    Nevada, MO Hosp Rev Nevada Regl Med Ctr...  6.750    10/01/31        4,930,650
  4,000    Osage Beach, MO Tax Increment Prewitts
           Point Proj................................  6.750    05/01/23        3,951,720
  3,000    Perry Cnty, MO Nursing Home Rev Rfdg......  5.900    03/01/28        2,473,830
  1,000    Saint Louis, MO Indl Dev Auth Rev Sr Lien
           Saint Louis Convention Ser A..............  6.875    12/15/20          983,040
  2,000    Saint Louis, MO Indl Dev Auth Rev Sr Lien
           Saint Louis Convention Ser A..............  7.200    12/15/28        1,969,640
  1,330    Saint Louis, MO Tax Increment Rev Scullin
           Redev Area Ser A.......................... 10.000    08/01/10        1,610,204
  3,325    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
           John Fitzgibbon Mem Hosp Inc (b)..........  6.500    12/01/28        3,303,953
  5,500    Saint Joseph, MO Indl Dev Auth Living
           Cmnty Saint Joseph Proj...................  7.000    08/15/32        5,396,765
  4,885    Three Riv Jr College Dist MO Cmnty
           College...................................  7.000    09/01/31        4,477,591
  5,600    Valley Park, MO Indl Dev Auth Sr Hsg Rev
           Cape Albeon Proj..........................  6.150    12/01/33        4,837,616
                                                                           --------------
                                                                               82,553,988
                                                                           --------------
           MONTANA  0.1%
  2,825    Montana St Brd Invt Res Recovery Rev
           Yellowstone Energy L P Proj...............  7.000    12/31/19        2,342,377
                                                                           --------------

           NEVADA  0.6%
  1,000    Boulder City, NV Hosp Rev Boulder City
           Hosp Inc Proj Rfdg........................  5.850    01/01/22          845,490
  3,920    Clark Cnty, NV Assisted Living Homestead
           Boulder City Proj.........................  6.500    12/01/27        3,512,555

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEVADA (CONTINUED)
$ 2,060    Clark Cnty, NV Indl Dev Rev Adj NV Pwr Co
           Proj Ser C Rfdg...........................  5.500%   10/01/30   $    1,579,237
  2,000    Henderson, NV.............................  5.500    04/01/20        2,110,280
  1,000    Henderson, NV Loc Impt Dist No T 13 Ser
           A.........................................  6.800    03/01/22        1,007,500
  4,000    Henderson, NV Loc Impt Dist No T 13 Ser
           B.........................................  6.900    03/01/22        4,045,960
    775    Las Vegas, NV Spl Impt Dist No 505 Elkhorn
           Springs...................................  8.000    09/15/13          810,022
    390    Nevada St Dept Commerce Hlth Fac Rev
           Washoe Convalescent Ctr Proj Rfdg.........  8.125    06/01/03          389,949
                                                                           --------------
                                                                               14,300,993
                                                                           --------------
           NEW HAMPSHIRE  1.8%
  4,845    New Hampshire Higher Ed & Hlth Daniel
           Webster College Issue.....................  6.300    07/01/29        4,544,610
    435    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Colby-Sawyer College Issue............  7.200    06/01/12          465,668
  2,565    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Colby-Sawyer College Issue............  7.500    06/01/26        2,717,925
    465    New Hampshire Higher Ed & Hlth Fac Auth
           Rev First Mtg Odd Fellows Home Rfdg.......  8.000    06/01/04          470,840
  2,000    New Hampshire Higher Ed & Hlth Fac Auth
           Rev First Mtg Odd Fellows Home Rfdg.......  9.000    06/01/14        2,250,220
  1,000    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Havenwood-Heritage Heights............  7.350    01/01/18        1,014,680
  4,825    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Havenwood-Heritage Heights (a)........  7.450    01/01/25        4,879,281
  2,170    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Hlthcare Visiting Nurse (b)...........  7.250    09/01/23        2,204,698
  4,000    New Hampshire Higher Ed & Hlth Fac Auth
           Rev New England College...................  6.125    03/01/19        3,813,720
  1,295    New Hampshire Higher Ed & Hlth Fac Auth
           Rev New London Hosp Assn Proj.............  7.500    06/01/05        1,367,416
  1,000    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Riverwoods at Exeter Ser A............  6.500    03/01/23          995,410
  3,175    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Vly Regl Hosp (b).....................  7.350    04/01/23        3,187,986
  1,000    New Hampshire Hlth & Ed Fac Auth Rev NH
           College Issue.............................  7.500    01/01/31        1,078,150
  6,315    New Hampshire Hlth & Ed Fac Daniel Webster
           College Issue.............................  7.500    07/01/31        6,288,540

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEW HAMPSHIRE (CONTINUED)
$ 3,410    New Hampshire St Business Fin Auth Elec
           Fac Rev Plymouth Cogeneration (b).........  7.750%   06/01/14   $    3,429,164
  3,000    New Hampshire St Business Fin Auth Rev
           Alice Peck Day Hlth Systems Ser A Rfdg....  7.000    10/01/29        2,873,940
    625    New Hampshire St Hsg Fin Auth Single
           Family Rev Mtg Acquisition Ser G..........  6.300    01/01/26          646,888
    940    New Hampshire St Hsg Fin Auth Single
           Family Rev Ser D..........................  5.900    07/01/28          963,105
                                                                           --------------
                                                                               43,192,241
                                                                           --------------
           NEW JERSEY  3.9%
  4,990    Camden Cnty, NJ Impt Auth Lease Rev
           Dockside Refrig (d) (f)...................  8.400    04/01/24        4,554,872
  4,500    Camden Cnty, NJ Impt Auth Lease Rev Kaighn
           PT Marine Term Ser A (Asset Gty Insd) (d)
           (f).......................................  8.000    06/01/27        1,035,000
  2,970    New Jersey Econ Dev Auth Asstd Living Rev
           Meridian Asstd Living Proj................  6.750    08/01/30        2,596,820
  6,000    New Jersey Econ Dev Auth Cedar Crest Vlg
           Inc Fac Ser A.............................  7.250    11/15/21        5,999,700
    500    New Jersey Econ Dev Auth Econ Dev Rev
           Green Acres Manor Inc Ser A Rfdg..........  8.000    01/01/09          500,380
  1,000    New Jersey Econ Dev Auth Econ Dev Rev
           Green Acres Manor Inc Ser A Rfdg..........  8.250    01/01/17        1,000,980
    105    New Jersey Econ Dev Auth Econ Dev Rev
           Zirbser Greenbriar Inc Ser A Rfdg
           (Escrowed to Maturity) (b)................  7.375    07/15/03          108,635
    915    New Jersey Econ Dev Auth Econ Dev Rev
           Zirbser Greenbriar Inc Ser A Rfdg
           (Prerefunded @ 07/15/03) (b)..............  7.750    07/15/08          967,118
    250    New Jersey Econ Dev Auth First Mtg Cranes
           Mill Ser A................................  7.000    02/01/10          256,928
  1,500    New Jersey Econ Dev Auth First Mtg Cranes
           Mill Ser A................................  7.375    02/01/17        1,553,355
  3,500    New Jersey Econ Dev Auth First Mtg Cranes
           Mill Ser A................................  7.500    02/01/27        3,632,020
  2,355    New Jersey Econ Dev Auth First Mtg
           Franciscan Oaks Proj......................  5.750    10/01/23        2,027,561
    600    New Jersey Econ Dev Auth First Mtg
           Hamilton Cont Care Ser A..................  8.350    11/01/30          613,308
  1,500    New Jersey Econ Dev Auth First Mtg
           Presbyterian Ser A........................  6.250    11/01/20        1,503,315

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEW JERSEY (CONTINUED)
$ 1,500    New Jersey Econ Dev Auth First Mtg
           Presbyterian Ser A........................  6.375%   11/01/31   $    1,505,040
  1,250    New Jersey Econ Dev Auth First Mtg
           Seashore Gardens Proj.....................  8.000    04/01/23        1,287,863
  3,500    New Jersey Econ Dev Auth First Mtg
           Seashore Gardens Proj.....................  8.000    04/01/31        3,580,850
  6,000    New Jersey Econ Dev Auth First Mtg
           Seashore Gardens Proj.....................  7.750    04/01/33        6,011,700
  1,000    New Jersey Econ Dev Auth Holt Hauling &
           Warehsg Rev Ser G Rfdg (d)................  8.400    12/15/15          912,800
  1,000    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Seabrook Vlg Inc Ser A................  8.000    11/15/15        1,055,970
  2,000    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Seabrook Vlg Inc Ser A................  8.250    11/15/30        2,109,560
  1,000    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Ser A.................................  8.125    11/15/18        1,041,210
  1,440    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Ser A.................................  8.125    11/15/23        1,512,619
    500    New Jersey Econ Dev Auth Rev First Mtg
           Fellowship Vlg Proj Ser A (Prerefunded @
           01/01/05).................................  8.500    01/01/10          574,565
  1,000    New Jersey Econ Dev Auth Rev First Mtg
           Fellowship Vlg Proj Ser A (Prerefunded @
           01/01/05).................................  9.250    01/01/25        1,166,080
    975    New Jersey Econ Dev Auth Rev First Mtg
           Millhouse Proj Ser A......................  8.250    04/01/10          993,944
  2,060    New Jersey Econ Dev Auth Rev First Mtg
           Millhouse Proj Ser A......................  8.500    04/01/16        2,114,899
  1,195    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A..................  7.500    11/01/05        1,221,481
  1,100    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A..................  8.500    11/01/16        1,171,665
  1,500    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A..................  8.625    11/01/25        1,594,515
  1,765    New Jersey Econ Dev Auth Rev Kullman Assoc
           LLC Proj Ser A............................  6.125    06/01/18        1,586,276
    920    New Jersey Econ Dev Auth Rev Kullman Assoc
           LLC Proj Ser A............................  6.750    07/01/19          869,345
  2,500    New Jersey Econ Dev Auth Rev Sr Living Fac
           Esplandade................................  7.000    06/01/39        2,087,100

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEW JERSEY (CONTINUED)
$   750    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
           Glen Proj Ser A (Escrowed to Maturity)....  8.000%   05/15/04   $      795,165
  6,975    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
           Glen Proj Ser A Rfdg......................  6.000    05/15/28        5,971,856
  5,000    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj.................  6.625    09/15/12        3,454,500
  5,455    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj.................  6.250    09/15/19        3,544,932
  6,090    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj.................  6.250    09/15/29        3,833,777
    680    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj.................  7.000    11/15/30          444,659
  2,305    New Jersey Hlthcare Fac Fin Auth Rev Care
           Institute Inc Cherry Hill Proj............  7.750    07/01/10        2,194,706
  1,000    New Jersey Hlthcare Fac Fin Auth Rev
           Palisades Med Ctr NY Hlthcare.............  6.625    07/01/31        1,015,040
  2,240    New Jersey Hlthcare Fac Fin Auth Rev
           Raritan Bay Med Ctr Issue Rfdg............  7.250    07/01/14        2,270,016
  2,000    New Jersey Hlthcare Fac Fin Auth Rev South
           Jersey Hosp...............................  5.875    07/01/21        2,026,940
  2,135    New Jersey Hlthcare Fac Fin Auth Rev South
           Jersey Hosp...............................  6.000    07/01/32        2,176,163
  1,105    New Jersey St Ed Fac Auth Rev Caldwell
           College Ser A.............................  7.250    07/01/25        1,148,857
  3,850    New Jersey St Ed Fac Auth Rev Felician
           College of Lodi Ser D.....................  7.375    11/01/22        3,549,238
                                                                           --------------
                                                                               91,173,323
                                                                           --------------
           NEW MEXICO  1.1%
  7,220    Albuquerque, NM Retirement Fac Rev La Vida
           Llena Proj Ser B Rfdg.....................  6.600    12/15/28        6,705,358
  1,540    Bernalillo Cnty, NM Multi-Family Rev Hsg
           Sr Solar Villas Apt Ser F.................  7.250    10/15/22        1,539,815
  3,000    Farmington, NM Pollutn Ctl Rev Public Svc
           Co NM Proj Ser A..........................  6.600    10/01/29        3,087,600
  3,955    New Mexico Hsg Auth Region lll Sr
           Brentwood Gardens Apt Ser A...............  6.850    12/01/31        3,901,054
  2,395    New Mexico Regl Hsg Auth Hsg Wildewood Apt
           Proj Sr Ser A.............................  7.500    12/01/30        2,361,901
  2,810    RHA Hsg Dev Corp NM Multi-Family Rev Mtg
           Woodleaf Apt Proj Ser A Rfdg (GNMA
           Collateralized)...........................  7.125    12/15/27        2,700,747

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEW MEXICO (CONTINUED)
$ 3,480    San Juan Cnty, NM Multi-Family Hsg Apple
           Ridge Apts Sr Ser A.......................  7.250%   12/01/31   $    3,471,613
  2,500    Santa Fe Cnty, NM Proj Rev El Castillo
           Retirement Ser A..........................  5.625    05/15/25        2,040,900
    620    Santa Fe, NM Indl Rev Casa Real Nursing
           Home Rfdg.................................  9.750    01/01/13          631,526
                                                                           --------------
                                                                               26,440,514
                                                                           --------------
           NEW YORK  5.8%
    985    Amherst, NY Indl Dev Agy Sr Rev Sharrey
           Zedek Proj Ser A (c)......................  7.000    12/01/24          847,671
  1,500    Amherst, NY Indl Dev Agy Sr Rev Sharrey
           Zedek Proj Ser A (c)......................  7.000    12/01/34        1,253,715
  1,990    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
           Allen Proj Ser A..........................  6.875    06/01/39        1,830,840
  1,220    Brookhaven, NY Indl Dev Agy Mem Hosp Med
           Ctr Inc Ser A.............................  7.750    11/15/10        1,263,798
  2,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
           Ctr Inc Ser A.............................  8.125    11/15/20        2,072,340
  1,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
           Ctr Inc Ser A.............................  8.250    11/15/30        1,027,930
  1,340    Brookhaven, NY Indl Dev Agy Sr Residential
           Hsg Rev Woodcrest Estates Fac Ser A.......  6.250    12/01/23        1,290,487
  4,760    Brookhaven, NY Indl Dev Agy Sr Residential
           Hsg Rev Woodcrest Estates Fac Ser A.......  6.375    12/01/37        4,518,382
  1,455    Castle Rest Residential Hlthcare Fac NY
           Rev Hlthcare Fac Ser B (d) (f)............  8.000    08/01/10          892,934
  1,350    Monroe Cnty, NY Indl Dev Agy Rev Indl Dev
           Empire Sports Proj Ser A..................  6.250    03/01/28          607,500
    960    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
           Proj......................................  8.000    11/15/15        1,013,194
  1,570    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
           Proj......................................  8.550    11/15/32        1,676,195
  1,000    Mount Vernon, NY Indl Dev Agy Civic Fac
           Rev.......................................  6.200    06/01/29          879,220
  2,000    New York City Indl Dev Agy American Airl
           Inc Proj..................................   *       08/01/24          870,040
    110    New York City Indl Dev Agy British Airways
           Plc Proj..................................  5.250    12/01/32           64,006
  7,000    New York City Indl Dev Agy British Airways
           Plc Proj..................................  7.625    12/01/32        5,669,650

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEW YORK (CONTINUED)
$ 3,370    New York City Indl Dev Agy Civic Fac Rev
           Cmnty Res Developmentally Disabled........  7.500%   08/01/26   $    3,399,083
  3,825    New York City Indl Dev Agy Civic Fac Rev
           Our Lady of Mercy Med Ctr Pkg Corp Proj
           (b).......................................  8.500    12/30/22        3,957,842
  5,500    New York City Indl Dev Agy Civic Fac Rev
           Touro College Proj Ser A (b)..............  6.350    06/01/29        4,865,025
  4,000    New York City Indl Dev Agy JFK Intl Arpt
           Proj Ser A................................  8.000    08/01/12        2,580,640
  3,000    New York City Indl Dev Agy JFK Intl Arpt
           Proj Ser B................................  8.500    08/01/28        1,755,000
  1,315    New York City Indl Dev Agy LaGuardia Assoc
           LP Proj Rfdg..............................  5.800    11/01/13        1,092,936
  4,250    New York City Indl Dev Agy LaGuardia Assoc
           LP Proj Rfdg..............................  6.000    11/01/28        3,079,423
  4,315    New York City Indl Dev Agy Lycee Francais
           De NY Proj Ser A (a)......................  5.375    06/01/23        4,262,228
  5,000    New York City Indl Dev Agy Lycee Francais
           De NY Ser C (a)...........................  6.800    06/01/28        5,071,650
  2,500    New York City Indl Dev Agy Northwest Airl
           Inc.......................................  6.000    06/01/27        1,445,475
  5,020    New York City Mun Wtr Auth Rev Drivers Ser
           297 (b) (e)............................... 10.553    06/15/26        4,976,728
  1,000    New York City Muni Wtr Fin Ser A (FGIC
           Insd).....................................  5.750    06/15/31        1,080,290
  2,500    New York St Dorm Auth Lease St Univ Dorm
           Fac.......................................  5.000    07/01/25        2,455,075
  2,000    New York St Dorm Auth Lease St Univ Dorm
           Fac Ser A.................................  6.000    07/01/30        2,212,720
  1,385    New York St Dorm Auth Lease St Univ Dorm
           Fac Ser B (MBIA Insd).....................  5.125    07/01/28        1,386,357
  1,500    New York St Dorm Auth Rev Mt Sinai NYU
           Hlth Oblig Ser B..........................  6.250    07/01/22        1,525,365
  2,000    New York St Dorm Auth Rev Mt Sinai NYU
           Hlth Oblig Ser C..........................  6.000    07/01/26        2,015,160
  4,835    New York St Urban Dev Corp Ser A..........  5.500    01/01/17        5,212,275
  2,375    Newark-Wayne Cmnty Hosp Inc NY Hosp Rev
           Ser A.....................................  7.600    09/01/15        2,319,069
  1,250    Oneida Cnty, NY Indl Dev Agy Civic Fac
           Saint Elizabeth Med Ser A.................  5.875    12/01/29        1,083,138

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEW YORK (CONTINUED)
$ 1,520    Oneida Cnty, NY Indl Dev Agy Civic Fac
           Saint Elizabeth Med Ser B.................  6.000%   12/01/19   $    1,381,452
    600    Onondaga Cnty, NY Indl Dev Agy Civic Fac
           Rev Iroquois Nursing Home Ser B (FHA
           Gtd)......................................  7.000    02/01/09          599,910
  4,000    Orange Cnty, NY Indl Dev Agy Arden Hill
           Life Care Ctr Proj Ser A..................  7.000    08/01/31        3,965,240
    525    Oswego Cnty, NY Indl Dev Agy Civic Fac
           Rev.......................................  7.000    02/01/12          525,809
  2,500    Peekskill, NY Indl Dev Agy Sr Drum Hill Sr
           Living Proj...............................  6.375    10/01/28        2,214,175
  1,275    Rensselaer Cnty, NY Indl Dev Agy East
           Greenbush Ctr Proj Ser A Rfdg (b) (d).....  7.000    02/01/11          627,938
  1,345    Rensselaer Cnty, NY Indl Dev Agy East
           Greenbush Ctr Proj Ser B Rfdg (b) (d).....  7.000    02/01/11          662,413
  5,075    Rockland Cnty, NY Indl Dev Agy Civic Fac
           Rev Dominican College Proj (b)............  6.250    05/01/28        4,854,187
  2,315    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
           Highpointe at Malta Proj Ser A............  6.875    06/01/39        2,156,839
  5,250    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement Cmnty Rev First Mtg Jeffersons
           Ferry (c).................................  7.250    11/01/28        5,487,773
  1,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement Peconic Landing Ser A..........  8.000    10/01/20        1,021,650
  2,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement Peconic Landing Ser A..........  8.000    10/01/30        2,017,920
  4,800    Suffolk Cnty, NY Indl Dev Agy Eastern Long
           Is Hosp Assoc Ser A.......................  7.750    01/01/22        4,716,144
  3,100    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
           Spellman High Voltage Fac Ser A...........  6.375    12/01/17        2,863,129
  1,000    Suffolk Cnty, NY Indl Dev Agy Southampton
           Hosp Assn Ser A...........................  7.250    01/01/20          978,860
  2,000    Suffolk Cnty, NY Indl Dev Agy Southampton
           Hosp Assn Ser A...........................  7.250    01/01/30        1,926,560
  4,750    Sullivan Cnty, NY Indl Dev Agy Civic Fac
           Rev Hebrew Academy Spl Children...........  7.500    06/01/32        4,668,965
    340    Syracuse, NY Hsg Auth Rev Sub Proj Loretto
           Rest Ser B................................  7.500    08/01/10          343,315
  1,350    Syracuse, NY Indl Dev Agy Rev First Mtg
           Jewish Home Ser A.........................  7.375    03/01/21        1,398,384

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEW YORK (CONTINUED)
$ 2,325    Syracuse, NY Indl Dev Agy Rev First Mtg
           Jewish Home Ser A.........................  7.375%   03/01/31   $    2,391,100
    700    Triborough Brdg & Tunl Auth NY Rev Gen
           Purp Ser A................................  5.125    01/01/31          701,988
    695    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A...............  6.250    06/01/08          673,448
  1,000    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A...............  6.400    06/01/14          924,890
  2,950    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A...............  6.450    06/01/24        2,557,090
  3,750    Utica, NY Indl Dev Agy Civic Fac Rev Utica
           College Civic Fac.........................  6.850    12/01/31        3,774,450
  1,000    Westchester Cnty, NY Indl Dev Hebrew Hosp
           Sr Hsg Inc Ser A..........................  7.375    07/01/30        1,012,630
                                                                           --------------
                                                                              135,999,640
                                                                           --------------
           NORTH CAROLINA  0.8%
  1,000    Halifax Cnty, NC Indl Fac & Pollutn Ctl
           Fin Auth Intl Paper Co Proj Ser A.........  5.900    09/01/25          987,080
  1,000    North Carolina Med Care Commn First Mtg
           Arbor Acres Cmnty Proj....................  6.250    03/01/27        1,006,730
  7,050    North Carolina Med Care Commn First Mtg
           Baptist Retirement Ser A..................  6.400    10/01/31        7,115,001
  3,000    North Carolina Med Care Commn First Mtg
           Forest at Duke Proj.......................  6.375    09/01/32        3,016,500
  2,500    North Carolina Med Care Commn First Mtg
           Presbyterian Homes Proj...................  7.000    10/01/31        2,662,250
  2,500    North Carolina Med Care Commn First Mtg
           Salemtowne Proj...........................  6.625    04/01/31        2,557,500
  1,200    North Carolina Med Care Commn Retirement
           Fac Rev First Mtg United Methodist
           Homes.....................................  7.000    10/01/17        1,253,808
  1,250    North Carolina Med Care Commn Retirement
           Fac Rev First Mtg United Methodist
           Homes.....................................  7.250    10/01/32        1,307,888
                                                                           --------------
                                                                               19,906,757
                                                                           --------------
           NORTH DAKOTA  0.4%
  2,610    Devils Lake, ND Hlthcare Fac Rev & Impt Lk
           Reg Lutheran Rfdg.........................  6.100    10/01/23        2,259,477
    495    Fargo, ND Multi-Family Rev Hsg Trollwood
           Vlg Proj Ser A Rfdg.......................  7.250    09/01/21          486,471
    765    Fargo, ND Multi-Family Rev Hsg Trollwood
           Vlg Proj Ser A Rfdg.......................  7.400    09/01/26          750,633

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NORTH DAKOTA (CONTINUED)
$ 2,120    Fargo, ND Multi-Family Rev Hsg Trollwood
           Vlg Proj Ser A Rfdg.......................  7.600%   09/01/31   $    2,078,406
  3,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000
           Vly Square Proj...........................  6.250    12/01/34        2,500,950
  1,940    Grand Forks, ND Sr Hsg Rev Spl Term 4000
           Vly Square Proj...........................  6.375    12/01/34        1,617,747
                                                                           --------------
                                                                                9,693,684
                                                                           --------------
           OHIO  1.8%
  1,500    Akron Bath Copley, OH Twp Hosp Dist Rev
           Summa Hosp Ser A..........................  5.375    11/15/24        1,300,905
  1,500    Athens Cnty, OH Hosp Fac Rev O'Bleness Mem
           Hosp Proj.................................  7.100    11/15/23        1,526,490
  5,000    Cleveland Cuyahoga Cnty, OH Spl Assmt Tax
           Increment Proj............................  7.350    12/01/31        5,081,000
  5,290    Cleveland, OH Arpt Spl Rev Continental
           Airl Inc Proj.............................  5.375    09/15/27        2,749,054
  1,000    Cuyahoga Cnty, OH Hlthcare Fac Rev
           Jennings Hall.............................  7.200    11/15/14        1,032,660
  1,500    Cuyahoga Cnty, OH Hlthcare Fac Rev
           Jennings Hall.............................  7.300    11/15/23        1,518,525
  2,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj......................................  7.500    01/01/30        2,179,320
  1,160    Cuyahoga Cnty, OH Multi-Family Rev Hsg Mtg
           Colonnade Apt Ser A Rfdg (d)..............  7.500    12/01/17          580,000
  2,305    Cuyahoga Cnty, OH Multi-Family Rev Hsg Mtg
           Colonnade Apt Ser A Rfdg (d)..............  7.750    12/01/28        1,152,500
  1,039    Cuyahoga Cnty, OH Multi-Family Rev Hsg
           Park Lane Apts Ser A1 Rfdg................  1.250    10/01/37          860,428
  1,802    Cuyahoga Cnty, OH Multi-Family Rev Hsg
           Park Lane Apts Ser A2 Rfdg (d)............  5.460    10/01/37           45,056
  4,000    Dayton, OH Spl Fac Rev Afco Cargo Day LLC
           Proj......................................  6.300    04/01/22        3,460,680
  2,000    Dayton, OH Spl Fac Rev Air Freight Ser
           D.........................................  6.200    10/01/09        1,840,540
     75    Fairfield, OH Econ Dev Rev Beverly
           Enterprises Inc Proj Rfdg.................  8.500    01/01/03           75,153
  2,170    Hamilton Cnty, OH Multi-Family Rev Hsg
           Garden Hill Washington Pk Apt.............  7.750    10/01/21        2,115,251
  1,000    Lucas Cnty, OH Hlthcare Impt Sunset
           Retirement Ser A Rfdg.....................  6.550    08/15/24        1,031,240
    500    Lucas Cnty, OH Hlthcare Impt Sunset
           Retirement Ser A Rfdg.....................  6.625    08/15/30          516,965

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           OHIO (CONTINUED)
$ 1,000    Madison Cnty, OH Hosp Impt Rev Madison
           Cnty Hosp Proj Rfdg.......................  6.250%   08/01/18   $      944,600
  3,365    Madison Cnty, OH Hosp Impt Rev Madison
           Cnty Hosp Proj Rfdg.......................  6.400    08/01/28        3,122,451
  5,000    Montgomery Cnty, OH Hlthcare Fac Rev Ser B
           Rfdg......................................  6.250    02/01/22        3,703,200
  2,000    Ohio St Air Quality Dev Auth Pollutn Ctl
           Cleveland Ser A Rfdg......................  6.000    12/01/13        2,043,160
  2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
           Coll Cleveland Elec Ser A Rfdg............  8.000    10/01/23        2,126,100
  2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
           Coll Toledo Edison Ser A Rfdg.............  8.000    10/01/23        2,126,100
                                                                           --------------
                                                                               41,131,378
                                                                           --------------
           OKLAHOMA  1.0%
  1,150    Langston, OK Econ Dev Langston Cmnty Dev
           Corp Proj Ser A...........................  7.625    08/01/20        1,114,120
  1,000    Langston, OK Econ Dev Langston Cmnty Dev
           Corp Proj Ser A...........................  7.750    08/01/30          968,370
    500    Oklahoma Cnty, OK Fin Auth Epworth Villa
           Proj Ser A Rfdg...........................  7.000    04/01/25          477,190
  1,700    Oklahoma Cnty, OK Fin Auth Epworth Villa
           Proj Ser A Rfdg...........................  7.600    04/01/30        1,735,088
  5,000    Oklahoma Dev Fin Auth Rev Comache Cnty
           Hosp Proj Ser B...........................  6.375    07/01/21        4,849,450
    500    Oklahoma Dev Fin Auth Rev Comache Cnty
           Hosp Proj Ser B...........................  6.600    07/01/31          487,000
  2,000    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys A Rfdg.......................  5.750    08/15/13        1,653,580
  2,500    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys Ser A Rfdg...................  5.750    08/15/12        2,093,475
  1,000    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys Ser A Rfdg...................  5.750    08/15/15          807,980
  2,000    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys Ser A Rfdg...................  5.625    08/15/19        1,549,220
  4,800    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys Ser A Rfdg...................  5.625    08/15/29        3,504,480
  2,000    Tulsa Cnty, OK Indl Auth Multi-Family Hsg
           Shadybrook Apt Ser A......................  6.375    07/01/28        1,788,980
    300    Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj
           Rfdg (AMBAC Insd).........................  6.250    06/01/20          177,018
    475    Tulsa, OK Muni Arpt Tr Rev Ser A Rfdg.....  5.800    06/01/35          361,238

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           OKLAHOMA (CONTINUED)
$ 2,000    Tulsa, OK Muni Arpt Tr Rev Ser B Rfdg.....  6.000%   06/01/35   $    1,243,540
    500    Woodward, OK Muni Auth Hosp Rev...........  8.250    11/01/09          520,645
                                                                           --------------
                                                                               23,331,374
                                                                           --------------
           OREGON  0.8%
  2,000    Clackamas Cnty, OR Hosp Fac Willamette
           View Inc Proj Ser A.......................  7.500    11/01/29        2,130,860
  1,480    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg
           (a).......................................  6.000    08/01/14        1,410,662
  3,500    Clatsop Care Ctr Hlth Dist OR Rev Sr
           Hsg.......................................  6.875    08/01/28        3,449,355
  1,745    Douglas Cnty, OR Hosp Fac Auth Rev Elderly
           Hsg Forest Glen Ser A.....................  7.500    09/01/27        1,766,760
  3,000    Oregon St Fac Auth Rev College Hsg
           Northwest Proj Ser A......................  5.450    10/01/32        2,899,020
  3,933    Oregon St Hlth Hsg Ed & Cultural Fac
           Auth......................................  7.250    06/01/28        3,856,406
  1,330    Oregon St Hsg & Cmnty Svc Dep Single
           Family Mtg Ser A..........................  5.350    07/01/30        1,344,058
  1,250    Oregon St Hsg & Cmnty Svc Dep Single
           Family Mtg Ser B..........................  5.450    07/01/32        1,254,863
                                                                           --------------
                                                                               18,111,984
                                                                           --------------
           PENNSYLVANIA  8.8%
  8,000    Allegheny Cnty, PA Hosp Dev Auth Covenant
           at South Hills Ser A......................  8.750    02/01/31        8,860,160
  7,060    Allegheny Cnty, PA Hosp Dev Auth Hlth Sys
           Ser B.....................................  9.250    11/15/30        7,708,673
  1,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
           B.........................................  9.250    11/15/15        1,101,260
  4,240    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
           B.........................................  9.250    11/15/22        4,648,354
  2,000    Allegheny Cnty, PA Hosp Dev Hlthcare Fac
           Villa Saint Joseph........................  6.000    08/15/28        1,689,820
  1,695    Allegheny Cnty, PA Indl Dev Auth Lease
           Rev.......................................  6.625    09/01/24        1,509,533
  2,665    Allentown, PA Area Hosp Auth Rev..........  6.500    11/15/08        2,568,287
  2,865    Allentown, PA Area Hosp Auth Rev Sacred
           Heart Hosp of Allentown Ser A Rfdg........  6.750    11/15/14        2,714,186
  6,750    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
           Rev Coll Toledo Edison Co Proj Rfdg (c)...  7.625    05/01/20        7,197,053
  4,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
           Rev Coll Toledo Edison Co Proj Ser A Rfdg
           (c).......................................  7.750    05/01/20        4,313,560

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 2,000    Blair Cnty, PA Indl Dev Auth Vlg of PA St
           Proj Ser A................................  6.900%   01/01/22   $    2,005,980
  2,125    Blair Cnty, PA Indl Dev Auth Vlg of PA St
           Proj Ser A................................  7.000    01/01/34        2,131,311
  1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler.....................  6.100    05/01/14          957,940
    900    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler.....................  6.200    05/01/19          840,276
  2,250    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler.....................  6.300    05/01/29        2,066,423
  1,000    Chartiers Vly, PA Indl & Com Dev Auth
           First Mtg Rev Asbury Hlth Ctr Rfdg........  6.375    12/01/19          984,320
  2,500    Chartiers Vly, PA Indl & Com Dev Auth
           First Mtg Rev Asbury Hlth Ctr Rfdg........  6.375    12/01/24        2,418,300
  2,000    Chartiers Vly, PA Indl Asbury Hlth Ctr
           Proj Rfdg.................................  7.400    12/01/15        2,075,780
  4,995    Chester Cnty, PA Hlth & Ed Fac Chester
           Cnty Hosp Ser A...........................  6.750    07/01/31        4,666,129
  2,250    Chester Cnty, PA Hlth & Ed Jenners Pond
           Inc Proj..................................  7.250    07/01/24        2,211,525
  2,200    Chester Cnty, PA Hlth & Ed Jenners Pond
           Inc Proj..................................  7.625    07/01/34        2,171,070
  3,300    Cliff House Ctf Trust Var Sts Ctf Part Ser
           A.........................................  6.625    06/01/27        2,901,789
  1,000    Crawford Cnty, PA Hosp Auth Sr Living Fac
           Rev.......................................  6.250    08/15/29          953,680
  1,000    Cumberland Cnty, PA Indl Dev Auth Rev
           First Mtg Woods Cedar Run Ser A Rfdg......  6.500    11/01/18          699,890
  3,250    Cumberland Cnty, PA Indl Dev Auth Rev
           First Mtg Woods Cedar Run Ser A Rfdg......  6.500    11/01/28        2,272,953
  4,100    Dauphin Cnty, PA Gen Auth Rev Hotel & Conf
           Ctr Hyatt Regency (b).....................  6.200    01/01/29        3,296,687
  4,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
           Forum Place Ser A.........................  6.000    01/15/25        2,053,920
  5,500    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
           Riverfront Office (c).....................  6.000    01/01/25        4,692,325
  1,500    Delaware Cnty, PA Auth First Mtg Rev
           Riddle Vlg Proj Rfdg......................  7.000    06/01/21        1,502,295
  2,500    Delaware Cnty, PA Auth Rev First Mtg
           Riddle Vlg Proj Rfdg......................  7.000    06/01/26        2,485,725
  2,100    Delaware Cnty, PA Auth Rev White Horse Vlg
           Proj Ser A Rfdg...........................  7.500    07/01/18        2,151,576

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 1,000    Delaware Cnty, PA Auth Rev White Horse Vlg
           Proj Ser A Rfdg...........................  7.625%   07/01/30   $    1,031,230
  4,480    Grove City, PA Area Hosp Auth Hlth Fac Rev
           Grove Manor Proj..........................  6.625    08/15/29        4,426,912
  4,530    Hazleton, PA Hlth Svc Auth Hazleton Saint
           Joseph Med Ctr............................  6.200    07/01/26        4,379,015
  1,650    Lancaster, PA Indl Dev Auth Rev Garden
           Spot Vlg Proj Ser A.......................  7.625    05/01/31        1,720,835
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev First
           Mtg Bible Fellowship Church Home Inc......  7.750    11/01/33        3,134,610
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev First
           Mtg Bible Fellowship Proj Ser A...........  6.000    12/15/23        2,654,040
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev
           Kidspeace Oblig Group Rfdg................  6.000    11/01/18        2,874,720
  4,000    Lehigh Cnty, PA Gen Purp Auth Rev
           Kidspeace Oblig Group Rfdg................  6.000    11/01/23        3,696,360
  1,790    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj.........................  6.100    06/01/18        1,600,171
  4,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj.........................  6.300    06/01/28        3,355,360
  4,035    Lehigh Cnty, PA Indl Dev Auth Rev Rfdg
           (c).......................................  8.000    08/01/12        4,096,574
  3,000    Luzerne Cnty, PA Indl Dev Auth Exempt Fac
           Rev PA Gas & Wtr Co Proj Ser A Rfdg.......  7.200    10/01/17        3,065,670
  2,560    Luzerne Cnty, PA Indl Dev Auth First Mtg
           Gross Rev Rfdg............................  7.875    12/01/13        2,633,677
  2,500    Montgomery Cnty, PA Higher Ed & Temple
           Continuing Care Ctr.......................  6.625    07/01/19        1,909,975
  2,000    Montgomery Cnty, PA Higher Ed & Temple
           Continuing Care Ctr.......................  6.750    07/01/29        1,523,800
  2,200    Montgomery Cnty, PA Indl Dev Auth
           Retirement Cmnty Rev GDL Farms Corp Proj
           Rfdg......................................  6.500    01/01/20        2,140,204
  2,000    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Proj Ser A
           Rfdg......................................  6.000    12/01/10        1,979,880
  1,000    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Proj Ser A
           Rfdg......................................  6.250    12/01/17          944,280
    500    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Rfdg.........  7.000    12/01/10          517,180

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 1,500    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Rfdg.........  7.250%   12/01/15   $    1,530,135
  4,000    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Rfdg.........  7.400    12/01/20        4,073,320
  3,500    Montgomery Cnty, PA Indl Dev Auth Rev
           Hlthcare Adv Geriatric Ser A..............  8.375    07/01/23        3,467,415
  2,660    Montgomery Cnty, PA Indl Dev Auth Rev
           Wordsworth Academy........................  7.750    09/01/14        2,765,070
  1,850    Montgomery Cnty, PA Indl Dev Auth Rev
           Wordsworth Academy........................  7.750    09/01/24        1,898,896
  1,600    Mount Lebanon, PA Hosp Auth Saint Clair
           Mem Hosp Ser A............................  5.625    07/01/32        1,550,640
  2,415    Northeastern PA Hosp & Ed Auth Hlthcare
           Rev.......................................  7.125    10/01/29        2,358,296
  2,000    Pennsylvania Econ Dev Fin Amtrak Proj Ser
           A.........................................  6.250    11/01/31        1,801,240
  2,230    Pennsylvania Econ Dev Fin Northwestern
           Human Svc Ser A...........................  5.250    06/01/28        1,722,474
    985    Pennsylvania St Higher Ed Student Assn Inc
           Proj Ser A................................  6.750    09/01/32        1,013,053
  1,565    Pennsylvania St Higher Ed UPMC Hlth Sys
           Ser A.....................................  6.000    01/15/31        1,597,364
  2,600    Philadelphia, PA Auth for Indl Dev Baptist
           Home of Philadelphia Ser A................  5.500    11/15/18        2,239,770
  4,250    Philadelphia, PA Auth for Indl Dev Baptist
           Home of Philadelphia Ser A................  5.600    11/15/28        3,455,930
  2,500    Philadelphia, PA Auth for Indl Pauls Run
           Ser A.....................................  5.875    05/15/28        2,260,825
  6,000    Philadelphia, PA Auth Indl Dev Rev Coml
           Dev Rfdg..................................  7.750    12/01/17        6,161,520
  3,155    Philadelphia, PA Gas Wks Rev Third Ser S
           (FSA Insd)................................  5.125    08/01/31        3,166,390
  2,750    Philadelphia, PA Hosp & Higher Chestnut
           Hill Hosp.................................  6.500    11/15/22        2,731,383
    900    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Hosp Rev Rfdg.............................  6.500    07/01/23          854,982
  1,690    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Hosp Rev Rfdg.............................  7.250    03/01/24        1,648,663
  1,180    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Hosp Rev Rfdg.............................  6.500    07/01/27        1,102,911

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 2,495    Philadelphia, PA Hosp & Higher Ed Temple
           Univ Hosp.................................  5.500%   11/15/15   $    2,375,240
  2,000    Philadelphia, PA Hosp & Higher Ed Temple
           Univ Hosp Ser A...........................  6.625    11/15/23        2,010,080
  1,000    Scranton Lackawanna, PA Hlth & Welfare
           Auth Rev Moses Taylor Hosp Proj...........  5.650    07/01/05          652,640
  1,305    Scranton Lackawanna, PA Hlth & Welfare
           Auth Rev Moses Taylor Hosp Proj...........  6.200    07/01/17          916,097
  4,245    Scranton Lackawanna, PA Hlth & Welfare
           Auth Rev Moses Taylor Hosp Proj...........  6.250    07/01/20        2,980,330
  2,000    Scranton-Lackawanna, PA Hlth & Welfare
           Auth Rev Marian Cmnty Hosp Proj Rfdg......  7.125    01/15/13        1,986,280
  1,465    Scranton-Lackawanna, PA Hlth & Welfare
           Auth Rev Marian Cmnty Hosp Proj Rfdg......  7.250    01/15/17        1,449,544
  3,100    Scranton-Lackawanna, PA Hlth & Welfare
           Auth Rev Marian Cmnty Hosp Proj Rfdg......  7.350    01/15/22        3,062,056
  1,400    Swarthmore Boro Auth PA College...........  5.000    09/15/31        1,388,282
    250    Warren Cnty, PA Indl Dev Auth Beverly
           Enterprises Rfdg..........................  9.000    11/01/12          255,338
  2,500    Westmoreland Cnty, PA Indl Dev Auth Rev
           Hlthcare Fac Redstone Rfdg................  5.850    11/15/29        2,148,100
  2,500    Westmoreland Cnty, PA Indl Dev Hlthcare
           Fac Redstone Ser B........................  8.000    11/15/23        2,613,650
                                                                           --------------
                                                                              204,773,187
                                                                           --------------
           RHODE ISLAND  0.5%
  2,000    Rhode Island St Econ Dev Corp Rev Oblig
           Providence Place..........................  7.250    07/01/20        1,986,660
  7,000    Rhode Island St Hlth & Ed Bldg Hosp Fin
           Lifespan Oblig Group......................  6.500    08/15/32        7,122,570
  1,500    Tiverton, RI Spl Oblig Tax Mount Hope Bay
           Vlg Ser A.................................  6.875    05/01/22        1,504,590
                                                                           --------------
                                                                               10,613,820
                                                                           --------------
           SOUTH CAROLINA  1.1%
  1,915    Medical Univ SC Hosp Auth Ser A Rfdg......  6.250    08/15/22        1,934,897
  1,700    Medical Univ SC Hosp Auth Ser A Rfdg......  6.375    08/15/27        1,715,215
    688    South Carolina Jobs Econ Dev Auth Econ Dev
           Rev Westminster Presbyterian Ctr..........  6.750    11/15/10          743,006
    500    South Carolina Jobs Econ Dev Auth Econ Dev
           Rev Westminster Presbyterian Ctr..........  7.500    11/15/20          548,410
  5,500    South Carolina Jobs Econ Dev First Mtg
           Lutheran Homes............................  6.625    05/01/20        5,290,065

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           SOUTH CAROLINA (CONTINUED)
$ 3,000    South Carolina Jobs Econ Dev First Mtg
           Westley Commons Proj......................  7.750%   10/01/24   $    2,814,330
  1,250    South Carolina Jobs Econ Dev Impt Palmetto
           Hlth Alliance Ser A.......................  7.125    12/15/15        1,353,850
  2,000    South Carolina Jobs Econ Dev Impt Palmetto
           Hlth Alliance Ser A.......................  7.375    12/15/21        2,185,480
  4,500    South Carolina Jobs Econ Dev Sr Myrtle
           Beach Convention Ser A....................  6.625    04/01/36        4,510,620
  5,095    South Carolina St Hsg Fin & Dev Hsg Three
           Rivers & Edenwood Ser A (c)...............  6.750    05/01/28        4,353,372
                                                                           --------------
                                                                               25,449,245
                                                                           --------------
           SOUTH DAKOTA  0.6%
  3,750    Minnehaha Cnty, SD Hlth Fac Bethany
           Lutheran Home Proj Ser A..................  7.000    12/01/35        3,703,388
  2,500    Mobridge, SD Hlthcare Fac Rev Mobridge
           Regl Hosp Proj............................  6.500    12/01/22        2,279,100
  1,750    Sioux Falls, SD Hlth Fac Rev Dow Rummel
           Vlg Proj Ser A (a)........................  6.625    11/15/23        1,719,043
  3,250    Sioux Falls, SD Hlth Fac Rev Dow Rummel
           Vlg Proj Ser A (a)........................  6.750    11/15/33        3,186,235
  1,000    South Dakota St Hlth & Edl Fac Auth Rev
           Huron Regl Med Ctr........................  7.250    04/01/20        1,033,500
  1,600    Winner, SD Econ Dev Rev Winner Regl
           Hlthcare Ctr Rfdg.........................  6.000    04/01/28        1,338,768
                                                                           --------------
                                                                               13,260,034
                                                                           --------------
           TENNESSEE  1.8%
  4,630    Chattanooga, TN Indl Dev Brd Indl Rev Dev
           Mkt Street Proj Rfdg......................  7.000    12/15/12        4,227,283
    975    Chattanooga, TN Indl Dev Brd Indl Rev Dev
           Warehouse Row Ltd Proj Rfdg...............  7.000    12/15/12          892,486
  1,000    Elizabethton, TN Hlth & Ed Fac Brd Rev
           Hosp First Mtg Ser B Rfdg.................  8.000    07/01/33        1,110,140
  7,000    Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
           Fac Rev Baptist Hlth Sys East TN..........  6.500    04/15/31        7,102,200
  1,500    Metropolitan Govt Nashville & Davidson
           Blakeford at Green Hills Rfdg.............  5.650    07/01/16        1,360,830
  4,850    Metropolitan Govt Nashville & Davidson
           Blakeford at Green Hills Rfdg.............  5.650    07/01/24        4,164,501
  5,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
           Rev Drivers Ser 254 (b) (e)............... 11.199    09/01/21        5,332,700

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           TENNESSEE (CONTINUED)
$   375    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hlthcare Fac Kirby Pines Ser A............  6.250%   11/15/16   $      344,554
  7,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hlthcare Fac Kirby Pines Ser A............  6.375    11/15/25        6,122,690
  4,500    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
           Rev Hosp Wellmont Hlth Sys Proj...........  6.250    09/01/32        4,501,215
  1,975    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
           Presbyterian Home Proj....................  7.500    01/01/18        1,897,481
  4,070    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
           Presbyterian Home Proj....................  7.750    01/01/29        3,823,114
  1,395    Tennessee Hsg Dev Agy Ser 2001 3B.........  5.350    07/01/32        1,410,331
                                                                           --------------
                                                                               42,289,525
                                                                           --------------
           TEXAS  5.5%
  1,805    Abia Dev Corp TX Arpt Fac Rev Aero Austin
           L P Proj..................................  7.250    01/01/25        1,710,996
    575    Abia Dev Corp TX Arpt Fac Rev Austin Belly
           Port Dev LLC Proj Ser A...................  6.250    10/01/08          544,945
  3,775    Abia Dev Corp TX Arpt Fac Rev Austin Belly
           Port Dev LLC Proj Ser A...................  6.500    10/01/23        3,327,512
  1,650    Alliance Arpt Auth Inc TX Spl American
           Airl Inc Proj.............................  7.000    12/01/11          678,332
  2,000    Alliance Arpt Auth Inc TX Spl American
           Airl Inc Proj.............................  7.500    12/01/29          779,640
  1,700    Atlanta, TX Hosp Auth Fac Rev.............  6.750    08/01/29        1,623,160
  1,000    Austin, TX Conv Enterprised Inc First Tier
           Ser A.....................................  6.700    01/01/28        1,021,480
  2,000    Austin-Bergstorm Landhost Enteprises Inc
           TX Arpt Hotel Sr Ser A....................  6.750    04/01/27        1,788,600
  3,940    Bell Cnty, TX Indl Dev Corp Solid Waste
           Disposal Rev..............................  7.600    12/01/17        3,328,630
    750    Bexar Cnty, TX Hlth Facs Dev Corp Army
           Retirement Residence Proj.................  6.125    07/01/22          732,825
  1,000    Bexar Cnty, TX Hlth Facs Dev Corp Army
           Retirement Residence Proj.................  6.300    07/01/32          982,690
  3,400    Bexar Cnty, TX Hsg Fin Corp MU Woodland
           Ridge Apt Proj Ser A......................  7.000    01/01/39        3,399,694
  1,480    Brazos River Auth TX Rev Reliant Energy
           Inc Proj Ser A Rfdg.......................  5.375    04/01/19        1,208,686
  2,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
           McKenna Mem Proj Ser A (a)................  6.125    02/01/22        1,965,500

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           TEXAS (CONTINUED)
$ 3,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
           McKenna Mem Proj Ser A (a)................  6.250%   02/01/32   $    2,927,010
  1,750    Crawford, TX Ed Facs Corp Higher Ed Rev
           Univ Saint Thomas Proj....................  5.375    10/01/27        1,641,465
  2,500    Dallas-Fort Worth, TX Intl Arpt Impt Jt
           Ser A.....................................  5.000    11/01/35        2,391,150
    575    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev Amern Airl Inc...................  6.000    11/01/14          235,911
  7,080    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev Amern Airl Inc...................  7.250    11/01/30        2,831,929
  3,540    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev Amern Airl Inc...................  6.375    05/01/35        1,415,965
  1,700    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev Delta Airl Inc...................  7.625    11/01/21          951,558
  1,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt
           Ser A (FGIC Insd).........................  6.000    11/01/28        1,086,780
  3,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt
           Ser A (FGIC Insd).........................  6.000    11/01/32        3,278,970
  2,665    De Soto, TX Hlth Fac Dev Pk Manor Sr
           Care......................................  7.750    12/01/16        2,521,810
  3,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
           Good Shepherd Med Ctr Proj Ser A..........  6.375    10/01/21        3,012,510
  2,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
           Good Shepherd Med Ctr Proj Ser A..........  6.500    10/01/29        2,006,400
  5,510    Harris Cnty, TX Hlth Fac Dev Corp Rev
           Drivers Ser 223 (b) (e)...................  9.965    02/15/17        5,871,070
  5,000    Harris Cnty, TX Hlth Fac Dev Corp Rev St
           Lukes Episcopal Hosp......................  5.125    02/15/32        4,711,250
  2,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
           Hlthcare Ser A............................  6.375    06/01/29        2,089,800
  2,000    Harris Cnty, TX Indl Dev Corp Continental
           Airl Proj Rfdg (b)........................  5.375    07/01/19        1,081,520
 14,025    Houston, TX Arpt Sys Rev Spl Fac
           Continental Airl Ser E....................  6.750    07/01/29        8,142,915
  1,000    Houston, TX Arpt Sys Rev Sub Lien Ser C
           (FGIC Insd)...............................  5.000    07/01/28          984,350
  2,500    Houston, TX Indl Dev Corp Rev Sr Air
           Cargo.....................................  6.375    01/01/23        2,406,550
  3,500    Lubbock, TX Hlth Fac Dev Corp Rev First
           Mtg Carillon Proj Ser A...................  6.500    07/01/19        3,296,895

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           TEXAS (CONTINUED)
$ 1,500    Lubbock, TX Hlth Fac Dev Corp Rev First
           Mtg Carillon Proj Ser A...................  6.500%   07/01/29   $    1,340,685
  2,960    Lufkin, TX Hlth Fac Dev Corp Mem Hlth Sys
           of East TX Rfdg...........................  6.875    02/15/26        2,649,674
  4,335    Meadow Parc Dev Inc TX Multi-Family Rev
           Hsg Meadow Parc Apt Proj..................  6.500    12/01/30        4,157,438
  1,000    Mesquite, TX Hlth Fac Dev Corp Retirement
           Fac Christian Care Ctrs Ser A.............  7.625    02/15/28        1,035,920
  4,000    Mesquite, TX Hlth Fac Dev Corp Retirement
           Fac Christian Ser A.......................  6.400    02/15/20        3,866,520
  2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj.......................  7.250    01/01/31        2,606,250
  2,950    Midlothian, TX Dev Auth Tax...............  6.700    11/15/23        2,931,828
  2,000    Midlothian, TX Dev Auth Tax...............  7.875    11/15/26        2,158,220
  1,530    North Cent, TX Hlth Fac Dev Corp Rev Hlth
           Fac C C Young Mem Proj....................  6.300    02/15/15        1,479,311
  2,250    North Cent, TX Hlth Fac Dev Corp Rev Hlth
           Fac C C Young Mem Proj....................  6.375    02/15/20        2,131,763
  3,395    Orange, TX Hsg Dev Corp Multi-Family Rev
           Hsg Vlg at Pine Hallow....................  8.000    03/01/28        3,511,449
  3,070    Rusk Cnty, TX Hlth Fac Corp Hosp Rev
           Henderson Mem Hosp Proj Rfdg..............  7.750    04/01/13        3,134,317
  2,000    Sabine River Auth TX Pollutn Ctl Rev TX
           Elec Proj Ser A Rfdg......................  6.450    06/01/21        1,835,720
    500    San Antonio, TX Hlth Fac Dev Corp Rev
           Encore Nursing Ctr Part...................  8.250    12/01/19          510,860
  2,000    San Antonio, TX Hsg Fin Corp Multi-Family
           Hsg Rev Beverly Oaks Apt Proj Ser A.......  7.750    02/01/27        1,999,660
  1,900    San Antonio, TX Hsg Fin Corp Multi-Family
           Hsg Rev Marbach Manor Apt Proj Ser A......  8.125    06/01/27        1,935,663
  1,401    Texas Genl Svcs Cmnty Partn Interests
           Office Bldg & Land Acquisition Proj.......  7.000    08/01/24        1,426,465
  1,000    Texas St Dept Hsg & Cmnty Affairs Single
           Family Rev Mtg Ser A......................  5.500    03/01/26        1,015,860
  1,000    Texas St Dept Hsg & Cmnty Affairs Single
           Family Rev Mtg Ser A......................  5.550    03/01/34        1,017,130
  2,375    Texas St Student Hsg Corp MSU Proj
           Midwestern St Univ........................  6.500    09/01/34        2,260,264

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           TEXAS (CONTINUED)
$ 6,500    Wichita Cnty,TX Hlth Fac Rolling Meadows
           Fac Ser A Rfdg............................  6.250%   01/01/28   $    5,856,500
  4,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
           Proj......................................  7.500    12/01/29        4,511,610
                                                                           --------------
                                                                              129,351,605
                                                                           --------------
           UTAH  0.4%
  3,000    Eagle Mountain, UT Spl Assmt Spl Impt Dist
           No 2000-1.................................  8.250    02/01/21        3,069,180
    500    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj......................................  7.600    09/01/06          433,215
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj......................................  7.800    09/01/15          772,610
  4,285    South Jordan, UT Spl Assmt Spl Impt Dist
           No 99 1...................................  6.875    11/01/17        4,272,574
  2,000    Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj
           Ser A.....................................  6.875    07/01/27        1,888,160
                                                                           --------------
                                                                               10,435,739
                                                                           --------------
           VERMONT  0.7%
  1,155    Vermont Econ Dev Auth Rev Mtg Wake Robin
           Corp Proj Ser B...........................  6.750    03/01/24        1,140,736
  2,500    Vermont Econ Dev Auth Rev Mtg Wake Robin
           Corp Proj Ser B...........................  6.750    03/01/29        2,457,425
  3,000    Vermont Ed & Hlth Bldg Fin Agy Rev
           Hlthcare Fac Copley Manor Proj............  6.250    04/01/29        2,147,190
    535    Vermont Ed & Hlth Bldg Fin Agy Rev VT
           Council Dev Mental Hlth Ser A.............  6.000    12/15/09          531,774
  2,030    Vermont Ed & Hlth Bldg Fin Agy Rev VT
           Council Dev Mental Hlth Ser A.............  6.125    12/15/14        1,859,176
  1,375    Vermont Ed & Hlth Bldg Fin Agy Rev VT
           Council Dev Mental Hlth Ser A.............  6.250    12/15/19        1,250,356
  2,050    Vermont Ed & Hlth Bldg Fin Bennington
           College Proj..............................  6.500    10/01/14        2,084,215
  4,130    Vermont Ed & Hlth Bldg Fin Bennington
           College Proj..............................  6.625    10/01/29        4,131,074
                                                                           --------------
                                                                               15,601,946
                                                                           --------------
           VIRGINIA  1.3%
  2,000    Albemarle Cnty, VA Indl Dev Auto
           Residential Care Fac Ser A................  6.200    01/01/31        2,007,720
  2,955    Alexandria, VA Indl Dev Auth Rev Saint
           Coletta Sch Proj..........................  7.750    10/15/26        3,021,488

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           VIRGINIA (CONTINUED)
$   225    Alexandria, VA Indl Dev Auth Rev Saint
           Coletta Sch Proj..........................  7.750%   10/15/26   $      228,884
  4,000    Chesterfield Cnty, VA Indl Dev Elec & Pwr
           Ser A.....................................  5.875    06/01/17        4,084,920
  1,000    Dulles Town Ctr Cmnty Dev Auth Dulles Town
           Ctr Proj..................................  6.250    03/01/26        1,006,540
  2,705    Fairfax Cnty, VA Redev & Hsg Auth Multi-
           Family Hsg Rev............................  7.600    10/01/36        2,870,330
    265    Greensville Cnty, VA Indl Dev Auth Rev
           Indl Dev Wheeling Steel Proj Ser A (d)
           (f).......................................  6.375    04/01/04          179,273
    800    Greensville Cnty, VA Indl Dev Auth Rev
           Indl Dev Wheeling Steel Proj Ser A (d)
           (f).......................................  7.000    04/01/14          541,200
  3,050    Hampton, VA Redev & Hsg Auth Rev First Mtg
           Olde Hampton Ser A Rfdg...................  6.500    07/01/16        2,910,249
  1,500    Hopewell, VA Indl Dev Auth Res Recovery
           Rev Stone Container Corp Proj Rfdg........  8.250    06/01/16        1,548,750
  1,000    Loudoun Cnty, VA Indl Dev Auth Loudoun
           Hosp Ctr Ser A............................  6.100    06/01/32          999,310
  1,000    Pittsylvania Cnty, VA Indl Dev Auth Rev
           Exempt Fac Ser A (b)......................  7.450    01/01/09          994,320
  2,475    Pocahontas Pkwy Assn VA Toll Rd Rev Ser
           A.........................................  5.500    08/15/28        1,660,700
  5,800    Richmond, VA Redev & Hsg Auth Multi-
           Family Rev Ser A Rfdg (Var Rate Cpn)......  8.750    12/15/21        5,883,694
    755    Virginia Small Business Fin Indl Dev SIL
           Clean Wtr Proj (c)........................  7.250    11/01/09          762,361
  1,700    Virginia Small Business Fin Indl Dev SIL
           Clean Wtr Proj (c)........................  7.250    11/01/24        1,703,383
                                                                           --------------
                                                                               30,403,122
                                                                           --------------
           WASHINGTON  0.6%
  2,000    Kennewick, WA Pub Hosp Dist Impt & Rfdg...  6.300    01/01/25        1,955,580
    600    King Cnty, WA Pub Hosp Dist No 004
           Snoqualmie Vly Hosp.......................  7.000    12/01/11          620,268
    400    King Cnty, WA Pub Hosp Dist No 004
           Snoqualmie Vly Hosp.......................  7.250    12/01/15          416,800
    500    Port Seattle, WA Spl Fac Rev Northwest
           Airl Proj.................................  7.125    04/01/20          382,295
  6,450    Port Seattle, WA Spl Fac Rev Northwest
           Airl Proj.................................  7.250    04/01/30        4,747,200
  4,000    Seattle, WA Muni Lt & Pwr Rev Impt & Rfdg
           (FSA Insd)................................  5.125    03/01/26        4,003,160

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           WASHINGTON (CONTINUED)
$   235    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
           Homes Proj (b)............................  6.000%   01/01/28   $      230,065
    500    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
           Homes Proj (b)............................  6.000    02/01/28          489,470
  1,000    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
           Homes Proj (b)............................  6.000    03/01/28          978,900
                                                                           --------------
                                                                               13,823,738
                                                                           --------------
           WEST VIRGINIA  0.0%
  1,250    Randolph Cnty, WV Bldg Comm Rev Crossover
           Elkins Regl Proj Rfdg.....................  6.125    07/01/23        1,106,775
                                                                           --------------

           WISCONSIN  2.4%
  4,180    Baldwin, WI Hosp Rev Mtg Ser A............  6.375    12/01/28        4,193,251
  1,780    Milwaukee, WI Rev Sub Air Cargo...........  7.500    01/01/25        1,724,891
    575    Wisconsin Hsg & Econ Dev Auth Home
           ownership Rev Ser F.......................  6.200    03/01/27          594,280
  4,725    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
           Hlthcare Inc Ser A........................  5.600    02/15/29        4,408,661
  4,750    Wisconsin St Hlth & Ed Fac Auth Rev
           Clement Manor Rfdg........................  5.750    08/15/24        3,940,030
    350    Wisconsin St Hlth & Ed Fac Auth Rev Hess
           Mem Hosp Assn (ACA Insd)..................  7.200    11/01/05          373,475
  2,000    Wisconsin St Hlth & Ed Fac Auth Rev Hess
           Mem Hosp Assn (ACA Insd)..................  7.875    11/01/22        2,165,420
  3,000    Wisconsin St Hlth & Ed Fac Auth Rev
           Hlthcare Dev Inc Proj.....................  6.250    11/15/20        3,118,290
  2,485    Wisconsin St Hlth & Ed Fac Auth Rev
           Middleton Glen Inc Proj...................  5.750    10/01/28        2,025,101
  5,000    Wisconsin St Hlth & Ed Fac Auth Rev
           Milwaukee Catholic Home Inc Proj..........  7.500    07/01/26        5,060,750
  1,500    Wisconsin St Hlth & Ed Fac Auth Rev
           Ministry Hlthcare Ser A...................  5.250    02/15/32        1,503,990
  6,780    Wisconsin St Hlth & Ed Fac Auth Rev Natl
           Regency of New Berlin Proj................  8.000    08/15/25        7,061,709
  2,750    Wisconsin St Hlth & Ed Fac Auth Rev New
           Castle Pl Proj Ser A......................  7.000    12/01/31        2,706,413
  2,000    Wisconsin St Hlth & Ed Fac Auth Rev
           Oakwood Vlg Proj Ser A....................  7.000    08/15/19        2,023,700
  1,250    Wisconsin St Hlth & Ed Fac Auth Rev
           Oakwood Vlg Proj Ser A....................  7.625    08/15/30        1,281,200

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           WISCONSIN (CONTINUED)
$ 1,115    Wisconsin St Hlth & Ed Fac Auth Rev Spl
           Term Middleton Glen Inc Proj..............  5.750%   10/01/18   $      975,971
    360    Wisconsin St Hlth & Ed Fac Auth Rev Spl
           Term Middleton Glen Inc Proj..............  5.900    10/01/28          302,472
  2,380    Wisconsin St Hlth & Ed Fac Divine Savior
           Hlthcare Ser C............................  7.500    05/01/32        2,392,543
  3,000    Wisconsin St Hlth & Ed Fac FH Hlthcare Dev
           Inc Proj..................................  6.250    11/15/28        3,083,730
  4,500    Wisconsin St Hlth & Ed Fac St Johns Home &
           Sunrise Care..............................  5.625    12/15/22        4,045,860
  2,750    Wisconsin St Hlth & Ed Fac Utd Lutheran
           Pgm for the Aging.........................  5.700    03/01/28        2,325,950
                                                                           --------------
                                                                               55,307,687
                                                                           --------------
           WYOMING  0.1%
  2,100    Teton Cnty, WY Hosp Dist Hosp Rst Johns
           Med Ctr...................................  6.750    12/01/22        2,099,307
                                                                           --------------

           PUERTO RICO  0.2%
  5,000    Puerto Rico Indl Tourist Edl Mem Mennonite
           Gen Hosp Proj Ser A.......................  6.500    07/01/26        4,663,950
  1,000    Puerto Rico Port Auth Rev Spl Fac American
           Airl Ser A................................  6.250    06/01/26          440,110
                                                                           --------------
                                                                                5,104,060
                                                                           --------------
TOTAL LONG-TERM INVESTMENTS  99.7%
  (Cost $2,408,340,282).................................................    2,328,473,101
SHORT-TERM INVESTMENTS  0.5%
  (Cost $12,300,000)....................................................       12,300,000
                                                                           --------------
TOTAL INVESTMENTS  100.2%
  (Cost $2,420,640,282).................................................    2,340,773,101
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)...........................       (4,867,296)
                                                                           --------------

NET ASSETS  100.0%......................................................   $2,335,905,805
                                                                           ==============

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2002

 * Zero coupon bond

(a) Securities purchased on a when-issued or delayed delivery basis.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

(d) Non-income producing security.

(e) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(f) This borrower has filed for protection in federal bankruptcy court.

(g) Interest is accruing at less than the stated coupon.

(h) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(i) Payment-in-kind security.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
Asset Gty--Asset Guaranty Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
November 30, 2002

ASSETS:
Total Investments (Cost $2,420,640,282).....................  $2,340,773,101
Cash........................................................         172,461
Receivables:
  Interest..................................................      47,271,376
  Fund Shares Sold..........................................      14,690,352
  Investments Sold..........................................      11,424,255
Other.......................................................         142,500
                                                              --------------
    Total Assets............................................   2,414,474,045
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      66,885,076
  Fund Shares Repurchased...................................       4,591,525
  Income Distributions......................................       4,417,759
  Distributor and Affiliates................................       1,241,000
  Investment Advisory Fee...................................         986,781
Accrued Expenses............................................         282,019
Trustees' Deferred Compensation and Retirement Plans........         164,080
                                                              --------------
    Total Liabilities.......................................      78,568,240
                                                              --------------
NET ASSETS..................................................  $2,335,905,805
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $2,466,249,676
Accumulated Undistributed Net Investment Income.............         828,723
Accumulated Net Realized Loss...............................     (51,305,413)
Net Unrealized Depreciation.................................     (79,867,181)
                                                              --------------
NET ASSETS..................................................  $2,335,905,805
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,525,155,277 and 147,310,916 shares of
    beneficial interest issued and outstanding).............  $        10.35
    Maximum sales charge (4.75%* of offering price).........             .52
                                                              --------------
    Maximum offering price to public........................  $        10.87
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $527,223,828 and 50,939,083 shares of
    beneficial interest issued and outstanding).............  $        10.35
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $283,526,700 and 27,431,185 shares of
    beneficial interest issued and outstanding).............  $        10.34
                                                              ==============

* On sales of $100,000 or more, the sales charge will be reduced.

                                               See Notes to Financial Statements

Statement of Operations
For the Year Ended November 30, 2002

INVESTMENT INCOME:
Interest....................................................  $146,069,058
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................    10,829,654
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $3,443,971, $4,716,620 and $2,246,126,
  respectively).............................................    10,406,717
Legal.......................................................       406,226
Custody.....................................................       148,397
Trustees' Fees and Related Expenses.........................        36,808
Other.......................................................     1,788,410
                                                              ------------
    Total Expenses..........................................    23,616,212
    Less Credits Earned on Cash Balances....................        28,724
                                                              ------------
    Net Expenses............................................    23,587,488
                                                              ------------
NET INVESTMENT INCOME.......................................  $122,481,570
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(28,821,958)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (58,785,278)
  End of the Period.........................................   (79,867,181)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (21,081,903)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(49,903,861)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 72,577,709
                                                              ============

See Notes to Financial Statements

Statements of Changes in Net Assets

                                                    YEAR ENDED           YEAR ENDED
                                                 NOVEMBER 30, 2002    NOVEMBER 30, 2001
                                                 --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...........................  $  122,481,570       $   98,011,143
Net Realized Loss...............................     (28,821,958)         (15,606,653)
Net Unrealized Appreciation/Depreciation During
  the Period....................................     (21,081,903)          17,602,287
                                                  --------------       --------------
Change in Net Assets from Operations............      72,577,709          100,006,777
                                                  --------------       --------------

Distributions from Net Investment Income:
  Class A Shares................................     (83,893,736)         (70,440,726)
  Class B Shares................................     (25,024,232)         (21,505,836)
  Class C Shares................................     (11,939,074)          (8,257,671)
                                                  --------------       --------------
Total Distributions.............................    (120,857,042)        (100,204,233)
                                                  --------------       --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES....................................     (48,279,333)            (197,456)
                                                  --------------       --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.......................     798,031,957          673,473,037
Net Asset Value of Shares Issued Through
  Dividend Reinvestment.........................      63,611,102           50,920,145
Cost of Shares Repurchased......................    (389,924,266)        (300,635,862)
                                                  --------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS..................................     471,718,793          423,757,320
                                                  --------------       --------------
TOTAL INCREASE IN NET ASSETS....................     423,439,460          423,559,864
NET ASSETS:
Beginning of the Period.........................   1,912,466,345        1,488,906,481
                                                  --------------       --------------
End of the Period (Including accumulated
  undistributed net investment income of
  $828,723 and ($1,107,530), respectively)......  $2,335,905,805       $1,912,466,345
                                                  ==============       ==============

                                               See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  YEAR ENDED NOVEMBER 30,
CLASS A SHARES                         ----------------------------------------------
                                       2002 (a)     2001      2000     1999     1998
                                       ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $  10.58   $  10.56   $10.96   $11.66   $11.45
                                       --------   --------   ------   ------   ------
  Net Investment Income..............       .65        .65      .67      .69      .70
  Net Realized and Unrealized
    Gain/Loss........................      (.24)       .03     (.40)    (.72)     .22
                                       --------   --------   ------   ------   ------
Total from Investment Operations.....       .41        .68      .27     (.03)     .92
Less Distributions from Net
  Investment Income..................       .64        .66      .67      .67      .71
                                       --------   --------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD...  $  10.35   $  10.58   $10.56   $10.96   $11.66
                                       ========   ========   ======   ======   ======

Total Return (b).....................     3.95%      6.62%    2.60%    -.37%    8.28%
Net Assets at End of the Period (In
  millions)..........................  $1,525.2   $1,283.9   $995.0   $970.0   $905.0
Ratio of Expenses to Average Net
  Assets.............................      .89%       .90%     .91%     .90%     .91%
Ratio of Net Investment Income to
  Average Net Assets.................     6.15%      6.07%    6.28%    6.03%    6.01%
Portfolio Turnover...................       15%        15%      19%      22%      26%

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                     YEAR ENDED NOVEMBER 30,
CLASS B SHARES                           ------------------------------------------------
                                         2002 (a)     2001      2000      1999      1998
                                         ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................   $10.58     $10.55    $10.95    $11.66    $11.45
                                          ------     ------    ------    ------    ------
  Net Investment Income................      .57        .57       .59       .61       .61
  Net Realized and Unrealized
    Gain/Loss..........................     (.24)       .04      (.40)     (.73)      .22
                                          ------     ------    ------    ------    ------
Total from Investment Operations.......      .33        .61       .19      (.12)      .83
Less Distributions from Net Investment
  Income...............................      .56        .58       .59       .59       .62
                                          ------     ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.....   $10.35     $10.58    $10.55    $10.95    $11.66
                                          ======     ======    ======    ======    ======

Total Return (b).......................    3.16%      5.89%     1.80%    -1.11%     7.41%
Net Assets at End of the Period (In
  millions)............................   $527.2     $443.5    $365.4    $416.2    $451.9
Ratio of Expenses to Average Net
  Assets...............................    1.64%      1.65%     1.66%     1.66%     1.67%
Ratio of Net Investment Income to
  Average Net Assets...................    5.40%      5.32%     5.52%     5.27%     5.26%
Portfolio Turnover.....................      15%        15%       19%       22%       26%

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                               See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                     YEAR ENDED NOVEMBER 30,
CLASS C SHARES                           ------------------------------------------------
                                         2002 (a)     2001      2000      1999      1998
                                         ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................   $10.57     $10.54    $10.93    $11.65    $11.44
                                          ------     ------    ------    ------    ------
  Net Investment Income................      .57        .57       .59       .59       .61
  Net Realized and Unrealized
    Gain/Loss..........................     (.24)       .04      (.39)     (.72)      .22
                                          ------     ------    ------    ------    ------
Total from Investment Operations.......      .33        .61       .20      (.13)      .83
Less Distributions from Net Investment
  Income...............................      .56        .58       .59       .59       .62
                                          ------     ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.....   $10.34     $10.57    $10.54    $10.93    $11.65
                                          ======     ======    ======    ======    ======

Total Return (b).......................    3.26%      5.80%     1.90%    -1.20%     7.42%
Net Assets at End of the Period (In
  millions)............................   $283.5     $185.1    $128.6    $125.2    $110.6
Ratio of Expenses to Average Net
  Assets...............................    1.64%      1.65%     1.66%     1.65%     1.67%
Ratio of Net Investment Income to
  Average Net Assets...................    5.39%      5.32%     5.52%     5.27%     5.25%
Portfolio Turnover.....................      15%        15%       19%       22%       26%

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

November 30, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment advisor generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The distribution of the Fund's Class B and Class C Shares commenced on July 20, 1992 and December 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal Bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At November 30, 2002, the Fund had $66,885,076 of when-issued and delayed delivery purchase commitments.

NOTES TO
FINANCIAL STATEMENTS

November 30, 2002

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt securities. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

    As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. Prior to December 1, 2001, the Fund did not accrete market discount on fixed income securities daily. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $726,947 increase in cost of securities and a corresponding $726,947 increase in net unrealized depreciation based on securities held by the Fund on December 1, 2001.

    The effect of this change for the year ended November 30, 2002 was to increase net investment income by $888,132; increase net unrealized depreciation by $467,318 and increase net realized loss by $420,814. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2002, the Fund had an accumulated capital loss carryforward for tax

NOTES TO
FINANCIAL STATEMENTS

November 30, 2002

purposes of $52,828,680, which expires between November 30, 2003 and November 30, 2010. Of this amount, $5,134,116 will expire on November 20, 2003.

    At November 30, 2002 the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $2,419,572,537
                                                                ==============
Gross tax unrealized appreciation...........................    $   45,818,066
Gross tax unrealized depreciation...........................      (124,617,502)
                                                                --------------
Net tax unrealized depreciation on investments..............    $  (78,799,436)
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended November 30, 2002 and 2001 was as follows:

                                                               2002     2001
Distributions paid from:
  Ordinary Income...........................................  $6,288    $448
  Long-term capital gain....................................     -0-     -0-
                                                              ------    ----
                                                              $6,288    $448
                                                              ======    ====

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent book and tax basis differences relating to the Fund's investment in other regulated investment companies and book to tax amortization totaling $9,248 and $418,253, respectively, were reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent book and tax basis difference relating to restructuring losses totaling $12,279 was reclassified from accumulated net realized loss to accumulated undistributed net investment income.

    As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $2,975

NOTES TO
FINANCIAL STATEMENTS

November 30, 2002

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of losses recognized for tax purposes, but not for book purposes and the deferral of losses related to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended November 30, 2002, the Fund's custody fee was reduced by $28,724 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser and Van Kampen Advisors Inc. (the "Subadviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $300 million..........................................       .60%
Next $300 million...........................................       .55%
Over $600 million...........................................       .50%

    For the year ended November 30, 2002, the Fund recognized expenses of approximately $65,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended November 30, 2002, the Fund recognized expenses of approximately $121,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended November 30, 2002, the Fund recognized expenses of approximately $849,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation

NOTES TO
FINANCIAL STATEMENTS

November 30, 2002

plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $93,200 are included in "Other" assets on the Statement of Assets and Liabilities at November 30, 2002. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At November 30, 2002, capital aggregated $1,613,196,028, $556,771,849 and
$296,281,799 for Classes A, B, and C, respectively. For the year ended November 30, 2002, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A...............................................   46,703,909    $ 490,086,973
  Class B...............................................   16,287,054      170,954,830
  Class C...............................................   13,063,602      136,990,154
                                                          -----------    -------------
Total Sales.............................................   76,054,565    $ 798,031,957
                                                          ===========    =============
Dividend Reinvestment:
  Class A...............................................    4,198,166    $  44,017,218
  Class B...............................................    1,226,526       12,857,957
  Class C...............................................      643,420        6,735,927
                                                          -----------    -------------
Total Dividend Reinvestment.............................    6,068,112    $  63,611,102
                                                          ===========    =============
Repurchases:
  Class A...............................................  (24,909,712)   $(261,080,861)
  Class B...............................................   (8,505,366)     (89,167,409)
  Class C...............................................   (3,792,034)     (39,675,996)
                                                          -----------    -------------
Total Repurchases.......................................  (37,207,112)   $(389,924,266)
                                                          ===========    =============

NOTES TO
FINANCIAL STATEMENTS

November 30, 2002

    At November 30, 2001, capital aggregated $1,340,172,698, $462,126,471 and
$192,231,714 for Classes A, B, and C, respectively. For the year ended November 30, 2001, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A...............................................   40,918,370    $ 436,042,638
  Class B...............................................   14,872,706      158,445,165
  Class C...............................................    7,420,570       78,985,234
                                                          -----------    -------------
Total Sales.............................................   63,211,646    $ 673,473,037
                                                          ===========    =============
Dividend Reinvestment:
  Class A...............................................    3,420,318    $  36,414,131
  Class B...............................................      940,607       10,009,704
  Class C...............................................      423,034        4,496,310
                                                          -----------    -------------
Total Dividend Reinvestment.............................    4,783,959    $  50,920,145
                                                          ===========    =============
Repurchases:
  Class A...............................................  (17,225,618)   $(183,450,755)
  Class B...............................................   (8,501,338)     (90,376,142)
  Class C...............................................   (2,524,121)     (26,808,965)
                                                          -----------    -------------
Total Repurchases.......................................  (28,251,077)   $(300,635,862)
                                                          ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment Class B Shares received on such shares automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended November 30, 2002 and 2001, 1,952,677 and 3,495,469 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received on such shares automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended November 30, 2002 and 2001, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within

NOTES TO
FINANCIAL STATEMENTS

November 30, 2002

five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                  AS A PERCENTAGE
                                                                  OF DOLLAR AMOUNT
                                                                 SUBJECT TO CHARGE
                                                             --------------------------
YEAR OF REDEMPTION                                           CLASS B            CLASS C
First......................................................   4.00%              1.00%
Second.....................................................   4.00%               None
Third......................................................   3.00%               None
Fourth.....................................................   2.50%               None
Fifth......................................................   1.50%               None
Sixth and Thereafter.......................................    None               None

    For the year ended November 30, 2002, Van Kampen, as distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $964,400 and CDSC on redeemed shares of Classes B and C of approximately $848,400. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $821,219,570 and $312,155,019, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. Included in these fees for the year ended November 30, 2002 are payments retained by Van Kampen of approximately $4,643,700 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $235,500. Also, the amount of distribution expenses incurred by Van Kampen and not yet reimbursed was approximately $14,602,100. This amount may be recovered from future payments under the plan or contingent deferred sales charges.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen High Yield Municipal
Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen High Yield Municipal Fund (the "Fund"), including the portfolio of investments, of as of November 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for each of the two years in the period ended November 30, 1999 were audited by other auditors whose report dated January 21, 2000 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen High Yield Municipal Fund at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Chicago, Illinois
January 9, 2003

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

INVESTMENT SUBADVISER

VAN KAMPEN ADVISORS INC.
40 Broad Street, Suite 915
Boston, Massachusetts 02109

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Fund during its taxable year ended November 30, 2002. The Fund designated 99.99% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
J. Miles Branagan (70)        Trustee      Trustee     Private investor.              55
1632 Morning Mountain Road                 since 1991  Trustee/Director of funds
Raleigh, NC 27614                                      in the Fund Complex.
                                                       Co-founder, and prior to
                                                       August 1996, Chairman,
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Jerry D. Choate (64)          Trustee      Trustee     Trustee/Director of funds      55       Director of Amgen Inc., a
33971 Selva Road                           since 1999  in the Fund Complex.                    biotechnological company,
Suite 130                                              Prior to January 1999,                  and Director of Valero
Dana Point, CA 92629                                   Chairman and Chief                      Energy Corporation, an
                                                       Executive Officer of the                independent refining
                                                       Allstate Corporation                    company.
                                                       ("Allstate") and Allstate
                                                       Insurance Company. Prior
                                                       to January 1995,
                                                       President and Chief
                                                       Executive Officer of
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.
Linda Hutton Heagy (54)       Trustee      Trustee     Regional Managing Partner      55
Sears Tower                                since 1995  of Heidrick & Struggles,
233 South Wacker Drive                                 an executive search firm.
Suite 7000                                             Trustee/ Director of
Chicago, IL 60606                                      funds in the Fund
                                                       Complex. Trustee on the
                                                       University of Chicago
                                                       Hospitals Board, Vice
                                                       Chair of the Board of the
                                                       YMCA of Metropolitan
                                                       Chicago and a member of
                                                       the Women's Board of the
                                                       University of Chicago.
                                                       Prior to 1997, Partner,
                                                       Ray & Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Formerly,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a
                                                       Dutch bank holding
                                                       company. Prior to 1992,
                                                       Executive Vice President
                                                       of La Salle National
                                                       Bank.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
R. Craig Kennedy (50)         Trustee      Trustee     Director and President,        55
11 DuPont Circle, N.W.                     since 1995  German Marshall Fund of
Washington, D.C. 20016                                 the United States, an
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Formerly, advisor to the
                                                       Dennis Trading Group
                                                       Inc., a managed futures
                                                       and option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.
Jack E. Nelson (66)           Trustee      Trustee     President, Nelson              55
423 Country Club Drive                     since 1995  Investment Planning
Winter Park, FL 32789                                  Services, Inc., a
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President, Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the National
                                                       Association of Securities
                                                       Dealers, Inc. and
                                                       Securities Investors
                                                       Protection Corp.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Suzanne H. Woolsey (61)       Trustee      Trustee     Chief Communications           55       Director of Neurogen
2101 Constitution Ave., N.W.               since 1999  Officer of the National                 Corporation, a
Room 285                                               Academy of                              pharmaceutical company,
Washington, D.C. 20418                                 Sciences/National                       since January 1998.
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and previously Chief
                                                       Operating Officer from
                                                       1993 to 2001.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Director of the Institute
                                                       for Defense Analyses, a
                                                       federally funded research
                                                       and development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Trustee of
                                                       Colorado College and Vice
                                                       Chair of the Board of the
                                                       Council for Excellence in
                                                       Government. Prior to
                                                       1993, Executive Director
                                                       of the Commission on
                                                       Behavioral and Social
                                                       Sciences and Education at
                                                       the National Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (49)       Trustee,     Trustee     President and Chief            55
1221 Avenue of the Americas   President    since       Executive Officer of the
New York, NY 10020            and Chief    1999;       funds in the Fund Complex
                              Executive    President   since November 2002.
                              Officer      and Chief   Trustee/Director of
                                           Executive   certain funds in the Fund
                                           Officer     Complex since 1999.
                                           since 2002  President and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Strategic Officer of
                                                       Morgan Stanley Investment
                                                       Advisors Inc. and Morgan
                                                       Stanley Services Company
                                                       Inc. and Executive Vice
                                                       President of Morgan
                                                       Stanley Distributors Inc.
                                                       April 1997-June 1998,
                                                       Vice President of the
                                                       Morgan Stanley Funds May
                                                       1997-April 1999, and
                                                       Executive Vice President
                                                       of Dean Witter, Discover
                                                       & Co. prior to May 1997.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Richard F. Powers, III* (56)  Trustee      Trustee     Trustee/Director of funds      92
1221 Avenue of the Americas                since 1999  in the Fund Complex.
New York, NY 10020                                     Prior to December 2002,
                                                       Chairman, President,
                                                       Chief Executive Officer,
                                                       Director and Managing
                                                       Director of Van Kampen
                                                       Investments and its
                                                       investment advisory,
                                                       distribution and other
                                                       subsidiaries. Prior to
                                                       December 2002, President
                                                       and Chief Executive
                                                       Officer of funds in the
                                                       Fund Complex. Prior to
                                                       May 1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.
Wayne W. Whalen* (63)         Trustee      Trustee     Partner in the law firm        92
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,
Chicago, IL 60606                                      Meagher & Flom
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex.
                                                       Trustee/Director/
                                                       Managing General Partner
                                                       of funds in the Fund
                                                       Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)          Vice President            Officer    Managing Director and Chief Investment Officer of Van Kampen
2800 Post Oak Blvd.                                    since 1998  Investments, and Managing Director and President of the
45th Floor                                                         Advisers and Van Kampen Advisors Inc. Vice President of
Houston, TX 77056                                                  funds in the Fund Complex. Prior to December 2000, Executive
                                                                   Vice President and Chief Investment Officer of Van Kampen
                                                                   Investments, and President and Chief Operating Officer of
                                                                   the Advisers. Prior to April 2000, Executive Vice President
                                                                   and Chief Investment Officer for Equity Investments of the
                                                                   Advisers. Prior to October 1998, Vice President and Senior
                                                                   Portfolio Manager with AIM Capital Management, Inc. Prior to
                                                                   February 1998, Senior Vice President and Portfolio Manager
                                                                   of Van Kampen American Capital Asset Management, Inc., Van
                                                                   Kampen American Capital Investment Advisory Corp. and Van
                                                                   Kampen American Capital Management, Inc.
Joseph J. McAlinden (60)      Chief Investment          Officer    Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   Officer                  since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020                                                 Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
A. Thomas Smith III (46)      Vice President and        Officer    Managing Director and Director of Van Kampen Investments,
1221 Avenue of                Secretary                since 1999  Director of the Advisers, Van Kampen Advisors Inc., the
the Americas                                                       Distributor, Investor Services and certain other
New York, NY 10020                                                 subsidiaries of Van Kampen Investments. Managing Director
                                                                   and General Counsel-Mutual Funds of Morgan Stanley
                                                                   Investment Advisors, Inc. Vice President or Principal Legal
                                                                   Officer and Secretary of funds in the Fund Complex. Prior to
                                                                   July 2001, Managing Director, General Counsel, Secretary and
                                                                   Director of Van Kampen Investments, the Advisers, the
                                                                   Distributor, Investor Services, and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to December
                                                                   2000, Executive Vice President, General Counsel, Secretary
                                                                   and Director of Van Kampen Investments, the Advisers, Van
                                                                   Kampen Advisors Inc., the Distributor, Investor Services and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior to January 1999, Vice President and Associate General
                                                                   Counsel to New York Life Insurance Company ("New York
                                                                   Life"), and prior to March 1997, Associate General Counsel of New York Life. Prior to December 1993, Assistant General
                                                                   Counsel of The Dreyfus Corporation. Prior to August 1991,
                                                                   Senior Associate, Willkie Farr & Gallagher. Prior to January
                                                                   1989, Staff Attorney at the Securities and Exchange
                                                                   Commission, Division of Investment Management, Office of
                                                                   Chief Counsel.
John R. Reynoldson (49)       Vice President            Officer    Executive Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                       since 2000  Inc. Vice President of funds in the Fund Complex. Prior to
Oakbrook Terrace, IL 60181                                         July 2001, Principal and Co-head of the Fixed Income
                                                                   Department of the Advisers and Van Kampen Advisors Inc.
                                                                   Prior to December 2000, Senior Vice President of the
                                                                   Advisers and Van Kampen Advisors Inc. Prior to May 2000, he
                                                                   managed the investment grade taxable group for the Advisers since July 1999. From July 1988 to June 1999, he managed the government securities bond group for Asset Management. Mr.
                                                                   Reynoldson has been with Asset Management since April 1987.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
John L. Sullivan (47)         Vice President, Chief     Officer    Managing Director of Van Kampen Investments, the Advisers
1 Parkview Plaza              Financial Officer and    since 1996  and Van Kampen Advisors Inc. Vice President, Chief Financial
Oakbrook Terrace, IL 60181    Treasurer                            Officer and Treasurer of funds in the Fund Complex. Head of
                                                                   Fund Accounting for Morgan Stanley Investment Management.
John H. Zimmermann, III (45)  Vice President            Officer    Managing Director and Director of Van Kampen Investments,
Harborside Financial Center                            since 2000  and Managing Director, President and Director of the
Plaza 2 - 7th Floor                                                Distributor. Vice President of funds in the Fund Complex.
Jersey City, NJ 07311                                              Prior to December 2000, President of Van Kampen Insurance
                                                                   Agency of Illinois Inc., and Senior Vice President and
                                                                   Director of Van Kampen Investments. From November 1992 to
                                                                   December 1997, Mr. Zimmermann was Senior Vice President of
                                                                   the Distributor.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
50, 150, 250                                                   Member NASD/SIPC.
HYM ANR 1/03                                                     9030A03-AP-1/03